AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2001.


                                                 REGISTRATION NO. 333-65151
                                                                & 811-6298

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                       [_]

                         POST-EFFECTIVE AMENDMENT NO. 7                    [X]

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 21                            [X]


                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT B
                          (Exact Name of Registrant)

                       AUSA Life Insurance Company, Inc.
                              (Name of Depositor)

                              666 Fifth Avenue
                           New York, New York 10103
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: 212-246-5234


                                Brenda D. Sneed
                       AUSA Life Insurance Company, Inc.
                            4333 Edgewood Rd. N.E.
                           Cedar Rapids, Iowa 52499
                             Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                  Copy to:
                          Michael Berenson, Esquire

                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                           Washington, DC 20036-5869

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ] On pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

      On               pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On ______ pursuant to paragraph (a)(2) of Rule 485.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Vanguard Variable Annuity Plan Contract
Prospectus

April 30, 2001

Issued Through AUSA Life Insurance Company, Inc. Separate Account B By AUSA Life Insurance Company, Inc.

The Vanguard Variable Annuity Plan Contract (the "Contract") provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund

Money Market Portfolio

High-Grade Bond Portfolio

High Yield Bond Portfolio

Short-Term Corporate Portfolio

Balanced Portfolio

Diversified Value Portfolio

Equity Income Portfolio

Equity Index Portfolio

Growth Portfolio

Mid-Cap Index Portfolio

REIT Index Portfolio

Small Company Growth Portfolio

International Portfolio

The Contract is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Free Look Period of 20 days (60 days for replacements) during which the Contract may be cancelled.

--------------------------------------------------------------------------------
Why Reading This Prospectus Is Important

This prospectus explains the Vanguard Variable Annuity Plan Contract. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objectives, risks, and strategies of each portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105 or by calling 1-800-522-5555 on business days between 8 a.m. and 8 p.m. Eastern time. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.
--------------------------------------------------------------------------------

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. No one has been authorized to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------
1    Cross Reference to Definitions

2    Summary

5    Fee Table

6    Example

7    The Annuity Contract

8    Annuity Payments

10   Purchase

12   Investment Options

14   Expenses

16   Taxes

18   Access to Your Money

20   Performance

20   Death Benefit

22   Other Information

25   Table of Contents of Statement of Additional Information

26   Appendix (Condensed Financial Information)

CROSS REFERENCE TO DEFINITIONS
We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulated Value                                                    12

Accumulation Phase                                                    7

Accumulation Unit                                                    12

Accumulation Unit Value                                              12

Annuitant                                                            20

Annuity Date                                                          8

Annuity Payment Options                                               8

Beneficiary(ies)                                                  20,21

Business Day                                                         10

Contract                                                             23

Contract Date                                                        10

Contract Owner                                                       23

Free Look Period                                                     23

Income Phase                                                          7

Initial Purchase Payment                                             10

Joint Annuitant                                                      21

Net Purchase Payment                                                 10

Non-Qualified Contract                                                7

Qualified Contract                                                   10

Portfolios                                                           12

Premium Tax                                                          10

Purchase Payment                                                     10

Tax Deferral                                                         16

2

Summary
The sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding section headings. Please read the full prospectus carefully.

THE ANNUITY CONTRACT
The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in thirteen portfolios of Vanguard Variable Insurance Fund ("Portfolios").

Who Should Invest
The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.
     The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase
During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen Vanguard Portfolios available under the Contract. You can contribute additional dollars to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase
During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See Annuity Payments, page 8, for more information about Annuity Payment Options.


Vanguard Variable Insurance Fund
The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end diversified investment company. The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $570 billion.

ANNUITY PAYMENTS
During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment amount is guaranteed).

PURCHASE
You can buy the Contract with a minimum investment of $5,000 under most circumstances. You can add $250 or more at any time during the Accumulation Phase. The total of all your Purchase Payments in the Contract may not exceed $1,000,000 without prior approval from the Company.

INVESTMENT OPTIONS
You can allocate your Purchase Payments to one or more of the following Portfolios described in the Fund prospectus:

Managed by Vanguard's Fixed Income Group
     Money Market Portfolio
     High-Grade Bond Portfolio
     Short-Term Corporate Portfolio

Managed by Vanguard's Core Management Group
     Equity Index Portfolio
     Mid-Cap Index Portfolio
     REIT Index Portfolio

Managed by Wellington Management Company, LLP
     High Yield Bond Portfolio
     Balanced Portfolio

Managed by Newell Associates
     Equity Income Portfolio

Managed by Barrow, Hanley, Mewhinney & Strauss, Inc.
     Diversified Value Portfolio

Managed by Lincoln Capital Management Company
     Growth Portfolio

Managed by Granahan Investment Management, Inc. and Grantham, Mayo, Van Otterloo & Co. LLC
     Small Company Growth Portfolio

Managed by Schroder Investment Management North America Inc.
     International Portfolio

     Each Portfolio's board of trustees may, without prior approval from Contract Owners, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in a Portfolio's advisory arrangements will be communicated to Contract Owners in writing. In addition, as each Portfolio's sponsor and overall manager, The Vanguard Group may provide investment advisory services to a Portfolio, on an at-cost basis, at any time.


     You can make or lose money in any of these Portfolios depending on their investment performance.

EXPENSES
There are no sales charges or sales loads associated with the Contract.
     The Company will deduct a daily charge corresponding to an annual charge of 0.10% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.27% for the mortality and expense risks assumed by the Company. For Contracts valued at less than $25,000, there is also a $25 Annual Contract Maintenance Fee.

     You will also pay Fund Operating Expenses, which currently range from 0.16% to 0.47% annually of the average daily value of the Portfolios.

TAXES
In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% federal penalty tax on the earnings portion received. During the Income Phase, payments come partially from earnings, partially from your investment. You are taxed only on the earnings portion of each Annuity Payment.


ACCESS TO YOUR MONEY
You can take money out of your Contract at any time during the Accumulation Phase after the Free Look Period without incurring a withdrawal charge. Each withdrawal you make must be at least $250. You may have to pay income tax and a tax penalty on any money you take out.

PERFORMANCE
The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.
     From time to time, the Company may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.
     Past performance does not indicate or predict future performance.

DEATH BENEFIT
If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (less any partial withdrawals). The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

4

     Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

OTHER INFORMATION
Free Look Periods
There are two different Free Look Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. If you cancel your Contract during the applicable Free Look Period, the Company will return at least the amount of your Purchase Payments received under the Contract to date.

Reinstatements
If you ask the Company to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.
AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life & Health Insurance Company ("First Providian") merged into the Company in October 1998.

AUSA Life Insurance Company, Inc. Separate Account B
First Providian established the Separate Account B (the "Separate Account") under New York law. As part of First Providian's merger with the Company, the Separate Account was also merged into the Company and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund.

Other topics
Additional information on the topics summarized above and on other topics not summarized here can be found at Other Information, page 22.

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION
For more information about the Vanguard Variable Annuity Plan Contract, call 1-800-522-5555 or write:


Regular Mail:                                  Overnight or Certified Mail:

Vanguard Variable Annuity Center               Vanguard Variable Annuity Center
P.O. Box 1105                                  100 Vanguard Boulevard, R13
Valley Forge, PA 19482-1105                    Malvern, PA 19355

     If you have questions about your Contract, please telephone the Vanguard Variable Annuity Plan Center at 1-800-462-2391. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

5

Fee Table

The following Fee Table illustrates all expenses that you would incur as a Contract Owner. The expenses and fees shown are for the Fund's 2000 fiscal year. The purpose of this Fee Table is to assist you in understanding the various costs and expenses that you would pay directly or indirectly as a purchaser of the Contract. The Fee Table reflects all expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see Expenses, page 14.

--------------------------------------------------------------------------------
Owner Transaction Expenses                                      Separate Account
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases                                      None
Surrender Fees                                                       None
Exchange Fees                                                        None
Annual Contract Maintenance Fee*                                     $25
--------------------------------------------------------------------------------
* Applies to Contracts valued at less than $25,000 at the time of initial purchase and on the last Business Day of each calendar year.
--------------------------------------------------------------------------------

ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of
average account value)                                        Separate Account
--------------------------------------------------------------------------------
Mortality and Expense Risk Charge**                                0.27%
Administrative Expense Charge                                      0.10
                                                              ------------------
   Total Annual Separate Account Expenses                          0.37%
--------------------------------------------------------------------------------
** This charge is based on the combined net assets of the Separate Account and Separate Account IV of the Company's affiliate, Peoples Benefit Life Insurance Company, in the Fund, according to the following schedule:
--------------------------------------------------------------------------------
Net Assets                                                   Rate For All Assets
Up to $2.5 billion                                                 0.30%
Over $2.5 billion and up to $5 billion                             0.28
                                                             -------------------
Over $5 billion                                                    0.27
--------------------------------------------------------------------------------
The charge is currently 0.27%. See Expenses, page 14, for more information.
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 2000
--------------------------------------------------------------------------------------------------------------
                                               High-     High      Short-
                                    Money     Grade     Yield       Term                 Diversified   Equity
                                    Market     Bond      Bond     Corporate   Balanced     Value       Income
                                   Portfolio Portfolio Portfolio  Portfolio   Portfolio  Portfolio   Portfolio
--------------------------------------------------------------------------------------------------------------
Management & Administrative
   Expenses                          0.13%     0.16%     0.18%      0.15%       0.15%      0.30%       0.18%
Investment Advisory Fees             0.01      0.01      0.06       0.01        0.08       0.10        0.10
12b-1 Distribution Fees              None      None      None       None        None       None        None
Other Expenses
   Distribution Costs                0.02      0.01      0.01       0.01        0.01       0.01        0.01
   Miscellaneous Expenses            0.01      0.02      0.01       0.03        0.01       0.04        0.02
                                 -----------------------------------------------------------------------------
Total Other Expenses                 0.03      0.03      0.02       0.04        0.02       0.05        0.03
                                 -----------------------------------------------------------------------------
   Total Fund Operating
     Expenses                        0.17%     0.20%     0.26%      0.20%       0.25%      0.45%       0.31%
--------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
--------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses      0.37%     0.37%     0.37%      0.37%       0.37%      0.37%       0.37%
Total Fund Operating Expenses        0.17      0.20      0.26       0.20        0.25       0.45        0.31
                                 -----------------------------------------------------------------------------
   Grand Total, Separate
     Account and Fund
     Operating Expenses              0.54%     0.57%     0.63%      0.57%       0.62%      0.82%       0.68%
--------------------------------------------------------------------------------------------------------------

6

ANNUAL FUND OPERATING EXPENSES during the fiscal year ended September 30, 2000
----------------------------------------------------------------------------------------------------------------
                                                                                       Small
                                             Equity                Mid-Cap   REIT     Company
                                             Index      Growth     Index     Index     Growth      International
                                           Portfolio  Portfolio  Portfolio Portfolio  Portfolio      Portfolio
----------------------------------------------------------------------------------------------------------------
Management & Administrative Expenses         0.13%      0.14%      0.21%     0.34%      0.25%           0.17%
Investment Advisory Fees                     0.01       0.15       0.01      0.06       0.19            0.13
12b-1 Distribution Fees                      None       None       None      None       None            None
Other Expenses
   Distribution Costs                        0.01       0.01       0.01      0.01       0.01            0.01
   Miscellaneous Expenses                    0.01       0.01       0.05      0.06       0.01            0.07
                                         -----------------------------------------------------------------------
Total Other Expenses                         0.02       0.02       0.06      0.07       0.02            0.08
                                         -----------------------------------------------------------------------
   Total Fund Operating Expenses             0.16%      0.31%      0.28%     0.47%      0.46%           0.38%
----------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES
----------------------------------------------------------------------------------------------------------------
Total Separate Account Expenses              0.37%      0.37%      0.37%     0.37%      0.37%           0.37%
Total Fund Operating Expenses                0.16       0.31       0.28      0.47       0.46            0.38
                                         -----------------------------------------------------------------------
   Grand Total, Separate Account and
     Fund Operating Expenses                 0.53%      0.68%      0.65%     0.84%      0.83%           0.75%
----------------------------------------------------------------------------------------------------------------

Automated Quotes
The Vanguard Tele-Account Service provides access to Accumulation Unit Values (to six decimal places) and total returns for all Portfolios, and yield information for the Money Market, High-Grade Bond, High Yield Bond, and the Short-Term Corporate Portfolios of the Fund. Contract Owners may use this service for 24-hour access to Portfolio information. To access the service you may call Tele-Account at 1-800-662-6273 (ON-BOARD) and follow the step-by-step instructions, or speak with a Vanguard Variable Annuity Center associate at 1-800-522-5555 to request a brochure that explains how to use the service.
     Vanguard's website also has Accumulation Unit Values (to six decimal places) for all Portfolios. This service can be accessed from www.vanguard.com by double-clicking on fund prices.

Example
The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. The Contract imposes no surrender fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

--------------------------------------------------------------------------------
                                         1 Year   3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
Money Market Portfolio                     $6       $18       $31       $ 69
High-Grade Bond Portfolio                   6        18        32         72
High Yield Bond Portfolio                   7        21        36         80
Short-Term Corporate Portfolio              6        18        32         72
Balanced Portfolio                          6        20        35         78
Diversified Value Portfolio                 8        26        46        102
Equity Income Portfolio                     7        22        38         85
Equity Index Portfolio                      5        17        30         67
Growth Portfolio                            7        22        38         85
Mid-Cap Index Portfolio                     7        21        37         82
REIT Index Portfolio                        9        27        47        104
Small Company Growth Portfolio              9        27        47        103
International Portfolio                     8        24        42         93
--------------------------------------------------------------------------------




     You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher or lower than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION
Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

The Annuity Contract
The Vanguard Variable Annuity Plan Contract is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. (the "Company"). The Contract provides a means of investing on a tax-deferred basis in various portfolios (the "Portfolios") offered by Vanguard Variable Insurance Fund. You may purchase a Contract using after-tax dollars (a Non-Qualified Contract), or you may purchase a Qualified Contract by "rolling over" funds from another individual retireendowment annuity or from a qualified plan.

Who Should Invest
The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract
The Vanguard Variable Annuity Plan Contract is a contract between you, the Contract Owner, and the Company, the issuer of the Contract.
     The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase
The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the thirteen available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $250 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.
     Other benefits available during the Accumulation Phase include the ability to:

 .    Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 13.)
 .    Withdraw all or part of your money with no surrender penalty charged by the
     Company, although you may incur income taxes and a 10% penalty tax prior to age 591/2. (See Full and Partial Withdrawals, page 18.)

Income Phase
During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at Annuity Payments, page 8.
     At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investendowment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.
     Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account
When you purchase a Contract, your money is deposited into the Company's Separate Account B (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to the Company but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to Contract Owners.

8


Vanguard Variable Insurance Fund
The Portfolios available for investment under the Contract are portfolios of Vanguard Variable Insurance Fund, an open-end diversified investment company intended exclusively as an investment vehicle for variable annuity and variable life insurance contracts offered by insurance companies. The Fund is a member of The Vanguard Group, a family of more than 35 investment companies with more than 100 distinct investment portfolios holding assets worth more than $570 billion. Through their jointly owned subsidiary, The Vanguard Group, Inc., Vanguard Variable Insurance Fund and the other funds in the group obtain at cost virtually all of their corporate management, administrative, shareholder accounting, and distribution services.

Annuity Payments

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase
As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Enrollment Form when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and the Company receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day the Company receives written notice of it. The latest possible Annuity Date the Company will accept without prior approval is the first day of the month after the Annuitant's 85th birthday for Contracts issued before October 1, 1998 or the Annuitant's 90th birthday for Contracts issued on or after October 1, 1998.
     If you do not specify an Annuity Date, either on the Enrollment Form or by written request, your Annuity Date will be the first day of the month after ten full years from the date of your Contract or the first day of the month after the Annuitant's 65(th) birthday, whichever is later.
     The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options
The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.
     If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.
     If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, the Company will move your investment out of the Portfolios and into the general account of the Company.

 .    Life Annuity--Monthly Annuity Payments are paid for the life of an
     Annuitant, ending with the last payment before the Annuitant dies.
 .    Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.
 .    Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    Installment or Unit Refund Life Annuity--Available as either a fixed
     (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, the Company will make any remaining payments to the Beneficiary.
 .    Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
     Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments
Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.
Variable Annuity Payments. To calculate variable Annuity Payments, the Company determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate (AIR) of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments. Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.
Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.
Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.


                     A FEW THINGS TO KEEP IN MIND REGARDING
                                Annuity Payments

 .    If an Annuity Payment Option is not selected, the Company will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.
 .    The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $5,000 for Contracts issued before October 1, 1998 or $2,000 for Contracts issued on or after October 1, 1998, the Company reserves the right to pay that amount to you in a lump sum.
 .    From time to time, the Company may require proof that the Annuitant, Joint
     Annuitant, or Contract Owner is living.
 .    If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without the Company's consent.
 .    At the time the Company calculates your fixed Annuity Payments, the Company may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.
 .    Once Annuity Payments begin, you may not select a different Annuity Payment
     Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.
 .    If you have selected a variable Annuity Payment Option, you may change the
     Portfolios funding the variable Annuity Payments by written request. However, because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive "round trips" through the Portfolios (except the Money Market Portfolio) during any 12-month period. A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.
 .    You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option
     (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.
 .    If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep the Company informed of the Payee's most current address of record.

10

Purchase
Enrollment and Issuance of Contracts
Contract Issuance. To invest in the Vanguard Variable Annuity Plan Contract, you should send a completed Enrollment Form, a signed and completed Definition of Replacement form, and your Initial Purchase Payment to the Vanguard Variable Annuity Center. The Company will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.
     If the Enrollment Form and the Definition of Replacement form are received in good order, the Company will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.
     If the Company cannot credit the Initial Purchase Payment because the Enrollment Form or the Definition of Replacement form is incomplete, the Company will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to the Company's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.
     In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Company will accept only those foreign checks that are drawn in U.S. dollars and are issued by a foreign bank with a U.S. correspondent bank.
     You may purchase a Qualified Contract only in connection with a "rollover" of funds from another qualified plan or individual retirement annuity.
Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 18.)


                                   DEFINITION
                               Qualified Contract
When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under Section 408(b) of the Internal Revenue Code. There are other types of qualified annuity contracts defined under different Internal Revenue Code sections, but we are not referring to those in this prospectus.


Purchase Payments
A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax or an initial Annual Contract Maintenance Fee. In that case, the resulting amount is called a Net Purchase Payment.

                     A FEW THINGS TO KEEP IN MIND REGARDING
                                Purchase Payments

 .    The minimum Initial Purchase Payment for a Contract is $5,000.
 .    The Company will not accept third-party checks for Purchase Payments.
 .    You may make additional Purchase Payments at any time during the
     Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $250.
 .    Additional Purchase Payments received before the close of the New York
     Stock Exchange (usually 4 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.
 .    The minimum amount that you can allocate to any one Portfolio is $1,000.
 .    The total of all Purchase Payments may not exceed $1,000,000 without prior approval from the Company.

The date on which the Initial Purchase Payment is credited and the Contract is issued is called the Contract Date.


                                   DEFINITION
                                   Premium Tax
A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If the Company should have to pay any Premium Tax, it will be deducted from each Purchase Payment or from the Accumulated Value as the Company incurs the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire                       FIRST UNION NATIONAL BANK
Money should be wired to:                ABA 031201467
                                         DEPOSIT ACCOUNT NUMBER 2014126522964
                                         AUSA LIFE INSURANCE COMPANY, INC. and
                                         THE VANGUARD GROUP, INC.
                                         [YOUR CONTRACT NUMBER]
                                         [YOUR CONTRACT REGISTRATION]

Please call 1-800-462-2391 before wiring.
     Please be sure your bank includes your Contract number to assure proper receipt.
     If you would like to wire your Initial Purchase Payment, you should complete the Vanguard Variable Annuity Plan Enrollendowment Form and mail it along with your signed and completed Definition of Replacement form to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105, prior to completing wire arrangements.
     The Company will accept Federal Funds wire purchase orders only when the New York Stock Exchange and Custodian Bank are open for business.

Annuity Express/TM/
The Annuity Express service allows you to make additional Purchase Payments by transferring funds automatically from your checking or statement savings account (not passbook savings account) to one or more Portfolios on a monthly, quarterly, semi-annual, or annual basis. You may add to existing Portfolios provided you have a minimum balance of $1,000. The minimum automatic purchase is $50; the maximum is $100,000.

Section 1035 Exchanges
Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing annuity contract or life insuranceance or endowment policy to the Vanguard Variable Annuity Plan Contract without any current tax consequences. To make a "1035 Exchange," complete a 1035 Exchange form and mail it along with your signed and completed Enrollment Form, Definition of Replacement form, Important Notice Regarding Replacement or Change of Life Insurance Policies or
---------
Annuity Contracts, and your current contract, to the Vanguard Variable Annuity Center.
     To accommodate owners of Vanguard Variable Annuity Plan Contracts, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuity Plan Contracts into one Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you will be responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity Plan Contract for an identical new Vanguard Variable Annuity Plan Contract.
     Because special rules and procedures apply to 1035 Exchanges, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a tax adviser before making a 1035 Exchange.
     Please note that any outstanding loans you may have on a contract you wish to exchange may create a current tax consequence. For this reason we encourage you to settle any outstanding loans with your current insurance company before initiating a 1035 Exchange into a Vanguard Variable Annuity Plan Contract.

Allocation of Purchase Payments
You specify on the Enrollment Form what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least 10% of your Contract's Accumulated Value and $1,000. Your initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Enrollment Form without waiting for the Free Look Period to pass.
     Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to the Vanguard Variable Annuity Center. The change will take effect on the date the Company receives your written notice.

12

                         WHAT'S MY CONTRACT WORTH TODAY?
                                Accumulated Value
The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day.
plus:

 .    Any additional Net Purchase Payments credited
 .    Any increase in the Accumulated Value due to investment results of the
     Portfolio(s) you selected
minus:
 .    Any decrease in the Accumulated Value due to investment results of the
     Portfolio(s) you selected
 .    The daily Mortality and Expense Risk Charge
 .    The daily Administrative Expense Charge
 .    The Annual Contract Maintenance Fee, if applicable
 .    Any withdrawals
 .    Any Premium Taxes that occur during the Valuation Period.

The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day. You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, the Company will credit a certain number of Accumulation Units to your Contract. The Company determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value, keeping the earnings tax-deferred.



Investment Options
Vanguard Variable Insurance Fund
The Vanguard Variable Annuity Plan Contract offers you a means of investing in thirteen Portfolios of Vanguard Variable Insurance Fund. A brief description of each Portfolio is given below. For more detailed information regarding the Portfolios, you should read the prospectus for Vanguard Variable Insurance Fund that accompanies the Contract prospectus.
     The general public may invest in the Portfolios of Vanguard Variable Insurance Fund only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of publicly available Vanguard funds or portfolios. You should not expect that the investment results of any publicly available Vanguard funds or portfolios will be comparable to those of the Portfolios.

 .    The Money Market Portfolio seeks to provide current income consistent with the preservation of capital and liquidity. The Portfolio also seeks to maintain a stable net asset value of $1 per share. The Portfolio invests primarily in high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, state and municipal governments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securities. The Portfolio also invests in Eurodollar obligations (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obligations issued in the U.S. by foreign banks). An investment in the Portfolio is not insured or guaranteed by the FDIC or any other govern-

13

     endowment agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.
 .    The High-Grade Bond Portfolio seeks to parallel the investment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. government and corporate bonds and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.
 .    The High Yield Bond Portfolio seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corporate debt obligations rated at least B by Moody's Investors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.
 .    The Short-Term Corporate Portfolio seeks to provide a high level of income by investing primarily in high-quality, short-term bonds issued by corporations. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.
 .    The Balanced Portfolio seeks the conservation of capital, while providing moderate income, and moderate long-term growth of capital and income. The Portfolio invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.
 .    The Diversified Value Portfolio seeks to provide long-term growth of capital and a moderate level of dividend income by investing primarily in common stocks of large and medium-sized companies whose stocks the adviser considers to be undervalued and out of favor with investors. Such "value" stocks typically have above-average dividend yields and/or below-average prices in relation to such financial measures as earnings, book value, and cash flow. Barrow, Hanley, Mewhinney & Strauss, Inc. serves as this Portfolio's investment adviser.
 .    The Equity Income Portfolio seeks to provide a high level of current income by investing principally in dividend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.
 .    The Equity Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), which contains the stocks of 500 of the largest domestic companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.
 .    The Growth Portfolio seeks to provide long-term capital appreciation. The
     Portfolio invests primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.
 .    The Mid-Cap Index Portfolio seeks to provide long-term growth of capital by attempting to match the performance of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400"), which is made up of stocks of medium-sized companies. Vanguard's Core Management Group serves as this Portfolio's investment adviser.
 .    The REIT Index Portfolio seeks to provide a high level of income and moderate long-term growth of capital by investing in stocks of real estate investment trusts ("REITs"), which own office buildings, hotels, shopping centers, and other properties. The Portfolio seeks to match the performance of the Morgan Stanley REIT Index, a benchmark of U.S. REITs. Vanguard's
     Core Management Group serves as this Portfolio's investment adviser.

 .    The Small Company Growth Portfolio seeks to provide long-term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convertible into common stock. Granahan Investment Management and Grantham, Mayo, Van Otterloo & Co. LLC serve as this Portfolio's investment advisers.
 .    The International Portfolio seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Investment Management North America Inc. serves as this Portfolio's investment adviser.

     There is no assurance that a Portfolio will achieve its stated objective. Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services can be found in the current Fund prospectus accompanying this prospectus.

Exchanges Among the Portfolios
Should your investment goals change, you may exchange money among the Portfolios of the Fund at no cost, subject to the following conditions:
 .    You may make requests for exchanges in writing. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.
 .    The minimum amount you may exchange from a Portfolio is $250 (unless the
     Accumulated Value in a Portfolio is less than $250).
 .    The $1,000 minimum balance requirement per Portfolio must be satisfied at all times.
 .    The Company does not charge a fee for exchanges among the Portfolios.

14

                                 LIMITATIONS ON
                                    Exchanges
Because excessive exchanges can disrupt management of the Fund and increase the Fund's costs for all Contract Owners, the Fund limits exchanges as follows:

 .    You may make no more than two substantive "round trips" through a Portfolio
     (not including the Money Market Portfolio) during any 12-month period.
 .    The Fund and the Company may refuse an exchange at any time, for any reason.
 .    The Company may revoke a Contract Owner's telephone exchange privilege at any time, for any reason.

A "round trip" is a redemption from a Portfolio followed by a purchase back into the Portfolio within 30 days. Also, "round trip" covers transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to or from another Vanguard fund. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect the management of the Fund.

Automatic Exchange Service
With the Automatic Exchange Service you can move money automatically among the Portfolios of the Fund. You can exchange fixed dollar amounts or percentages of your Portfolio balance into the other Portfolios offered under the Contract on either a monthly, quarterly, semiannual, or annual basis (provided the $1,000 minimum balance requirement has been met in the Portfolios to which you are moving money).
     The minimum amount you may exchange is $250.


                                A CLOSER LOOK AT
                              Dollar-Cost Averaging
Using the Automatic Exchange Service, you can establish exchanges at regular intervals in a plan of investing often referred to as "dollar-cost averaging," moving money, for example, from the Money Market Portfolio into a stock or bond Portfolio. The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


     To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Plan Automatic Exchange Service Application Form or send a letter of instruction to the Vanguard Variable Annuity Center.
     You may change the amount to be transferred or cancel this service in writing at any time. This service cannot be used to establish a new Portfolio, and will not go into effect until the Free Look Period has expired.


Expenses


                                A CLOSER LOOK AT
                  The Costs of Investing in a Variable Annuity
Costs are an important consideration in choosing a variable annuity. That's because you, as a contract owner, pay the costs of operating underlying mutual funds, plus any transaction costs associated with the fund's buying and selling of securities, as well as the costs associated with the annuity contract itself. These combined costs can have a significant effect on the investment performance of the annuity contract. Even seemingly small differences in mutual fund and annuity contract expenses can, over time, have a dramatic effect on performance.


     The projected expenses for the Vanguard Variable Annuity Plan Contract are substantially below the costs of other variable annuity contracts. For example, on a $25,000 Contract the average expense ratio of other variable annuity contracts was

2.14% as of December 31, 2000, compared to 0.67% for the Vanguard Variable Annuity Plan Contract as of the date of this prospectus. (Source for competitors' data: Morningstar Principia Pro for VA/L Subaccounts, December 2000.)


                          SUMMARY OF COSTS OF INVESTING
                 in the Vanguard Variable Annuity Plan Contract

 .    No sales load or sales charge
 .    No charge to make full or partial withdrawals
 .    No fee to exchange money among the Portfolios
 .    $25 Annual Contract Maintenance Fee on Contracts valued at less than
     $25,000
 .    Annual Mortality and Expense Risk Charge: 0.27%
 .    Annual Administrative Expense Charge: 0.10%

 .    Fees and expenses paid by the Portfolios which ranged from 0.16% to 0.47%
     in the fiscal year ended September 30, 2000

Mortality and Expense Risk Charge
The Company charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the combined net assets of the Separate Account and Separate Account IV of the Company's affiliate, Peoples Benefit Life Insurance Company, in the Fund, according to the following schedule:

--------------------------------------------------------------------------------
Net Assets                                                   Rate For All Assets
--------------------------------------------------------------------------------
Up to $2.5 billion                                                 0.30%
Over $2.5 billion and up to $5 billion                             0.28
Over $5 billion                                                    0.27
--------------------------------------------------------------------------------
The charge is currently 0.27%.
--------------------------------------------------------------------------------

     The mortality and expense risk rates described above cannot be increased. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to the Company's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then the Company will bear the loss.



                                A CLOSER LOOK AT
                      The Mortality and Expense Risk Charge

The Company assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which the Company guarantees a number of payments over a life or joint lives, the Company assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, the Company assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

The expense risk the Company assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge
The Company assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.10% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee
In certain situations, the Company charges an Annual Contract Maintenance Fee of $25. The fee is to reimburse the Company for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The Company charges the fee if:

 .    Your Initial Purchase Payment is less than $25,000. In that case, your
     Initial Purchase Payment is reduced by a pro rated amount of the $25 fee to reflect the remaining portion of the calendar year of purchase.
 .    The Accumulated Value of your Contract is less than $ 25,000 on the last
     Business Day of any year. In that case, the fee will be deducted on the last Business Day of the year for the following year. The fee is deducted proportionately from each of the Portfolios you have selected.

16

Fund Operating Expenses
The value of the assets in the Separate Account will reflect the fees and expenses paid by Vanguard Variable Insurance Fund. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in the "Management of the Fund" section of the Fund's Statement of Additional Information.


Taxes


INTRODUCTION
The following discussion of annuity taxation is general in nature and is based on the Company's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL
Tax Deferral
Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 17, and DIVERSIFICATION STANDARDS, page 18.)


                                A CLOSER LOOK AT
                                  Tax Deferral

Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals
If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments
When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment--only on your earnings.
     For fixed Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. The Company then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.
     For variable Annuity Payments from a Non-Qualified Contract, in general, the Company calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, the Company divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.
     Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts
Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since the Company has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.


Tax Withholding
Federal tax law requires that the Company withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, the Company will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals
The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2 (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life excectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.
     If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2 or (b) before the taxpayer reaches age 59 1/2. Because the Company cannot predict whether the payments will be substantially equal, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.
     For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.
     The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy. Because the Company cannot verify that such an early withdrawal is for qualified higher education expenses or a first home purchase, the Company will report such withdrawals to the Internal Revenue Service as early withdrawals with no known exception.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS
Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

18

MULTIPLE-CONTRACTS RULE
All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial with- drawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS
Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract- tract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS
A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS
To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.
     In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.
     We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES
Generally, you may purchase Qualified Contracts only in connection with a "rollover" of funds from another individual retirement annuity (IRA) or qualified plan. Qualified Contracts must contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.


Access To Your Money
The value of your Contract can be accessed during the Accumulation Phase:

 .    By making a full or partial withdrawal.
 .    By electing an Annuity Payment Option.
 .    By your Beneficiary in the form of a Death Benefit.

Full and Partial Withdrawals
You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.
     On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.

     On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.
     Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals into account).
     To make a withdrawal, send your written request to the Vanguard Variable Annuity Center. Your written request should include your Contract number, Social Security number, the amount you wish to withdraw, how you want that amount allo-cated among the various Portfolios, the signature of all Contract Owners, and your federal tax withholding election.

Systematic Withdrawals
You may elect to have a specified dollar amount or a percentage of the balance withdrawn from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The Company requires a Contract balance of at least $10,000 and a Portfolio balance of at least $1,000 in order to establish the systematic withdrawal program for your Contract. The minimum amount for each Systematic Withdrawal is $250.
     You may elect this option by completing the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. The Form must be signed by all Contract Owners and must be signature-guaranteed if you are directing the with-drawal payments to an address other than the Contract address.
     The Company must receive your Form at least 30 days before the date you want systematic withdrawals to begin. The Company will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form.
     You may change the amount to be withdrawn and the percentage or the frequency of distributions by telephone. Any other changes you make, including a change in the destination of the check or your election to cancel this option, must be made in writing, and should include signatures of all Contract Owners.

Minimum Balance Requirements
The minimum required balance in any Portfolio is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $1,000, the Company will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, the Company may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. The Company would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract.

Payment of Full or Partial Withdrawal Proceeds
The Company will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which the Company may delay the payment beyond seven days:
 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
 .    An emergency exists as defined by the Securities and Exchange Commission
     (the "SEC"), or the SEC requires that trading be restricted.
 .    The SEC permits a delay for your protection as a Contract Owner.
 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

                                   TAXATION OF
                                   Withdrawals
For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 16, and Penalty Taxes on Certain Early Withdrawals, page 17.

Tax Withholding on Withdrawals
If you do not provide the Company with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires the Company to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government. In that case, we will withhold at a rate of 10%.

20

Performance

Standardized Performance
From time to time, the Company may advertise the yield and total return investment performance of a Portfolio for various periods, including quarter-to-date, year-to-date, one-year, five-year, and since inception. The Company will calculate advertised yields and total returns according to standardized methods prescribed by the SEC, so that all charges and expenses attributable to the Contract will be included. Including these fees has the effect of decreasing the advertised performance of a Portfolio, so that a Portfolio's investment performance will not be directly comparable to that of an ordinary mutual fund.

Non-Standardized Performance
The Company may also advertise total return or other performance data in non-standardized formats that do not reflect the Annual Contract Maintenance Fee.

Not Indications of Future Performance
The performance measures discussed above are not intended to indicate or predict future performance.

Statement of Additional Information
Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.


Death Benefit

In General
If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is either the then-current Accumulated Value of the Contract or the sum of all Purchase Payments (minus any partial withdrawals and any applicable Premium Taxes)--whichever is greater. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.
     Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase
If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When we receive Due Proof of Death of the Annuitant, we will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and the Company has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.
     Paid as a lump sum, the Death Benefit is the greater of:
(1)   The Accumulated Value on the date we receive Due Proof of Death; or
(2) The amount of all Purchase Payments made to date minus the amount of all partial withdrawals and Premium Taxes, if any.
     Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:
(1) The Accumulated Value on the Annuity Date elected by the Beneficiary and approved by the Company; or
(2) The amount of all Purchase Payments minus the amount of all partial withdrawals and Premium Taxes, if any.

Death of the Annuitant During the Income Phase
The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, the Company will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                                   DEFINITION
                              Due Proof of Death

When the term "Due Proof of Death" is used in this
prospectus we mean any of the following:
 .    A certified death certificate
 .    A certified decree of a court of competent jurisdiction as to the finding of death
 .    A written statement by a medical doctor who attended the deceased
 .    Any other proof satisfactory to the Company

                                  A WORD ABOUT
                                Joint Annuitants

     The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase. During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

     During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary
The Contract Owner may select one or more Beneficiaries for the Annuitant and name them on the Enrollment Form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before the Company acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to the Company and obtaining approval from the Company. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary. In the event the Contract Owner and the Annuitant are different, the Contract Owner may also name an Owner's Designated Beneficiary. The Owner's Designated Beneficiary may assume ownership of the Contract upon the Contract Owner's death subject to any restrictions required under federal tax law. See Death of Contract Owner During the Accumulation Phase section below. The Owner's Designated Beneficiary may be added or changed only with a written letter of instruction to the
Company.
     If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:
 .    If there is more than one Beneficiary, each will share in the Death Benefit equally.
 .    If one or two or more Beneficiaries have already died, the Company will pay that share of the Death Benefit equally to the survivor(s).
 .    If no Beneficiary is living, the Company will pay the proceeds to the
     Contract Owner.
 .    If a Beneficiary dies at the same time as the Annuitant, the Company will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, the Company will pay proceeds as though the Beneficiary had died first.
     If a Beneficiary who is receiving Annuity Payments dies, the Company will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner
Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, the Company must pay out the entire value of the Contract within five years of the date of death. First exception:
If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 20.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, the Company must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

22

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits
The Company will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which the Company may delay the payment beyond seven days:

 .    The New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted.
 .    An emergency exists as defined by the SEC, or the SEC requires that trading be restricted.
 .    The SEC permits a delay for your protection as a Contract Owner.
 .    The payment is derived from premiums paid by check, in which case the
     Company may delay payment until the check has cleared your bank, which may take up to ten calendar days.

Other Information

AUSA Life Insurance Company, Inc. (the "Company," "We," "Us," "Our")
AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states.

     As of December 31, 2000, the Company had statutory-basis assets of approximately $11.7 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

The First Providian Merger. On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life Insurance Company, Inc. Separate Account B
The Separate Account was established by First Providian, a former affiliate of the Company, as a separate account under the laws of the state of New York on November 2, 1987. On October 1, 1998, First Providian, together with the Separate Account, was merged into the Company. The Separate Account survived the merger intact.
     The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.
     The Company owns the assets of the Separate Account, and the obligations under the Contract are obligations of the Company. These assets are held separately from the other assets of the Company and are not chargeable with liabilities incurred in any other business operation of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account the Company maintains.

     The Separate Account has thirteen Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the Company's discretion. The Separate Account meets the definition of a "separate account" under Rule 0-1(e)(1) of the 1940 Act.

Contract
The Contracts described here are an individual annuity contract and a group annuity contract. Until the October 1, 1998 merger of First Providian and AUSA Life Insurance Company, Inc., the Vanguard Variable Annuity Plan Contract was issued by First Providian as an individual annuity contract (the "Individual Contract"). (For more information about the merger, see The First Providian Merger, page 22.) Since the merger, AUSA Life Insurance Company, Inc. began issuing the Vanguard Variable Annuity Plan Contract as a group annuity contract (the "Group Contract"), participation in which is evidenced by a certificate issued to the Contract Owner. Although the features of the Individual Contract and those of the Group Contract are identical in most respects, certain differences are noted in this prospectus.

Contract Owner ("You," "Your")
The Contract Owner is the person or persons designated as the Contract Owner in the Enrollment Form to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee
The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Free Look Periods
There are two different Free Look Periods depending on whether the Contract is a replacement or not.

Free Look Period for Non-Replacement Contracts. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Free Look Period of 20 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to the Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the Accumulated Value of the Contract as of the day the Contract is received by the Company.

Free Look Period for Replacement Contracts. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Free Look Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract and any fees or other charges or the Accumulated Value of the Contract as of the day the Company receives the Contract.
     If the amount returned is based on Purchase Payments, the Contract Owner will also receive the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date.
     If the amount returned is based on the Accumulated Value, the Contract Owner will also receive the amount of any prorated Annual Contract Maintenance Fee and the amount of any Mortality and Expense Risk Charges and Administrative Expense Charges exacted to date. (The prorated Annual Contract Maintenance Fee is already included when calculating the amount returned based on Purchase Payments.)
     Withdrawals are not permitted during the Free Look Period.

Reinstatements
The Company occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, the Company will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by the Company). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Administrative Services
Administrative services are provided by The Vanguard Group, Inc., Vanguard Variable Annuity Center, 100 Vanguard Boulevard, Malvern, PA 19355.

24

Distributor of the Contracts
The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 2000, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.

Voting Rights
The Fund does not hold regular meetings of shareholders. The Trustees of the Fund may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, the Company will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Portfolio. The Company will vote Fund shares as to which no timely instructions are received and those shares held by the Company as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
     Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.
     The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, Deletions, or Substitutions of Investments
The Company retains the right, subject to any applicable law, to make certain changes. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in the Company's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.
     The Company may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. The Company will make any new Portfolios available to existing Contract Owners on a basis the Company will determine. The Company may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.
     In the event of any such substitution or change, the Company may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Company may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements
The audited statutory-basis financial statements and schedules of the Company and the audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors
Ernst & Young LLP serves as independent auditors for the Company and the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and audits their financial statements annually.

Legal Matters
The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C. has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of the Company, Brenda D. Sneed, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and the Company's right to issue the Contract.

Table of Contents for the Vanguard Variable Annuity Plan Contract
Statement of Additional Information

--------------------------------------------------------------------------------
Contents
--------------------------------------------------------------------------------

B-2  The Contract

B-2  Computation of Variable Annuity Income Payments

B-3  Exchanges

B-3  Joint Annuitant

B-3  General Matters

B-3  Non-Participating

B-3  Misstatement of Age or Sex

B-3  Assignment

B-3  Annuity Data

B-4  Annual Report

B-4  Incontestability

B-4  Ownership

B-4  Distribution of the Contract

B-4  Performance Information

B-4  Subaccount Inception Dates

B-5  Portfolio Inception Dates

B-5  Money Market Subaccount Yields

B-5  30-Day Yield for Non-Money Market Subaccounts

B-6  Standardized Average Annual Total Return

B-8  Additional Performance Measures

B-8 Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

B-10 Non-Standardized Total Return Year-to-Date

B-10 Non-Standardized One Year Return

B-11 Safekeeping of Account Assets

B-11 Conflicts of Interest with Other Separate Accounts

B-11 The Company

B-12 Taxes

B-12 State Regulation of the Company

B-12 Records and Reports

B-12 Legal Proceedings

B-13 Other Information

B-13 Financial Statements

26

Appendix

CONDENSED FINANCIAL INFORMATION
The information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts (the Individual Contracts) offered through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998. As of October 1, 1998, a group variable annuity contract (the Group Contract) replaced the Individual Contract, and new Individual Contracts no longer are offered for sale. The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount are as follows:

For the period December 1, 1992 through December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
                                          High-     High        Short-
                               Money      Grade    Yield         Term                         Diversified      Equity
                               Market     Bond      Bond      Corporate      Balanced             Value        Income
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*                  1.061    11.489    10.000         10.000        11.098           10.000         10.000
   12/31/1992                   1.064    11.656        --             --        11.514               --             --
   12/31/1993                   1.091    12.695        --             --        12.961               --         10.488
   12/31/1994                   1.130    12.290        --             --        12.815               --         10.304
   12/31/1995                   1.191    14.437        --             --        16.885               --         14.239
   12/31/1996                   1.250    14.882    10.871             --        19.532               --         16.820
   12/31/1997                   1.314    16.219    12.135             --        23.946               --         22.503
   12/31/1998                   1.381    17.546    12.576             --        26.729               --         26.365
   12/31/1999                   1.447    17.343    12.892         10.180        27.774            8.662         25.617
   12/31/2000                   1.536    19.237    12.579         10.974        30.541           10.879         28.424
Number of units outstanding as of:
   12/31/1992                   1,660        11        --             --             9               --             --
   12/31/1993                   4,079       271        --             --           636               --            290
   12/31/1994                   5,365       526        --             --           745               --            306
   12/31/1995                   9,080       622        --             --           766               --            380
   12/31/1996                  13,590       689       253             --           852               --            525
   12/31/1997                  15,573       912       645             --         1,035               --            819
   12/31/1998                  22,682     1,252       692             --         1,138               --          1,016
   12/31/1999                  27,932     1,204       616            190         1,059              226            948
   12/31/2000                  29,852       899       553            310           937              344            786
   (Units are shown in thousands)
-------------------------------------------------------------------------------------------------------------------------

For the period December 1, 1992 through December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
                                                                                             Small
                                        Equity                      Mid-Cap       REIT      Company
                                        Index       Growth           Index       Index       Growth       International
-------------------------------------------------------------------------------------------------------------------------
Accumulation unit value as of:
   Start Date*                          11.596      10.000          10.000       10.000       10.000            10.000
   12/31/1992                           12.039          --              --           --           --                --
   12/31/1993                           13.144      10.569              --           --           --                --
   12/31/1994                           13.224      10.964              --           --           --            10.128
   12/31/1995                           18.073      15.089              --           --           --            11.678
   12/31/1996                           22.098      19.057              --           --        9.725            13.319
   12/31/1997                           29.301      24.034              --           --       10.970            13.708
   12/31/1998                           37.565      33.697              --           --       11.792            16.226
   12/31/1999                           45.298      41.101          12.454        9.738       18.957            20.265
   12/31/2000                           41.052      32.753          14.640       12.251       21.872            18.834
Number of units outstanding as of:
   12/31/1992                               33          --              --           --           --                --
   12/31/1993                              440         220              --           --           --                --
   12/31/1994                              534         457              --           --           --               322
   12/31/1995                              784         620              --           --           --               433
   12/31/1996                            1,035         906              --           --          246               698
   12/31/1997                            1,392       1,187              --           --          743               833
   12/31/1998                            1,670       1,569              --           --          846               878
   12/31/1999                            2,022       1,850             366           91        1,082               977
   12/31/2000                            1,947       1,870             982          263        1,501             1,039
   (Units are shown in thousands)
-------------------------------------------------------------------------------------------------------------------------

* Date of commencement of operations for the Money Market Subaccount was December 1, 1992, for the High-Grade Bond, Balanced, and Equity Index Subaccounts was December 16, 1992, for the Equity Income and Growth Subaccounts was June 7, 1993, for the International Subaccount was June 3, 1994, for the High Yield Bond and Small Company Growth Subaccounts was June 3, 1996, and for the Short-Term Corporate, Diversified Value, Mid-Cap Index, and REIT Index Subaccounts was February 8, 1999.

                        AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT B

                       STATEMENT OF ADDITIONAL INFORMATION
                                     FOR THE
                     VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                   OFFERED BY
                        AUSA LIFE INSURANCE COMPANY, INC.
                           (A NEW YORK STOCK COMPANY)
                             ADMINISTRATIVE OFFICES
                              4 MANHATTANVILLE ROAD
                            PURCHASE, NEW YORK 10577


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract" or the "Group Contract") offered by AUSA Life Insurance Company, Inc. (the "Company"). You may obtain a copy of the Prospectus dated April 30, 2001 by calling 800-522-5555, or writing to Vanguard Variable Annuity Center, P.O. Box 1105, Valley Forge, PA 19482-1105. Terms used in the current Prospectus for the Contract are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                                 April 30, 2001


TABLE OF CONTENTS                                                                                PAGE
-----------------                                                                                ----
THE CONTRACT                                                                                      B-2
     Computation of Variable Annuity Income Payments                                              B-2
     Exchanges                                                                                    B-3
     Joint Annuitant                                                                              B-3
GENERAL MATTERS                                                                                   B-3
     Non-Participating                                                                            B-3
     Misstatement of Age or Sex                                                                   B-3
     Assignment                                                                                   B-3
     Annuity Data                                                                                 B-3
     Annual Report                                                                                B-4
     Incontestability                                                                             B-4
     Ownership                                                                                    B-4
DISTRIBUTION OF THE CONTRACT                                                                      B-4
PERFORMANCE INFORMATION                                                                           B-4
     Subaccount Inception Dates                                                                   B-4
     Portfolio Inception Dates                                                                    B-5
     Money Market Subaccount Yields                                                               B-5
     30-Day Yield for Non-Money Market Subaccounts                                                B-5
     Standardized Average Annual Total Return                                                     B-6
ADDITIONAL PERFORMANCE MEASURES                                                                   B-8
     Non-Standardized Cumulative Total Return and Non-Standardized Average
        Annual Total Return                                                                       B-8
     Non-Standardized Total Return Year-to-Date                                                   B-10
     Non-Standardized One Year Return                                                             B-10
SAFEKEEPING OF ACCOUNT ASSETS                                                                     B-11
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                                B-11
THE COMPANY                                                                                       B-11
TAXES                                                                                             B-12
STATE REGULATION OF THE COMPANY                                                                   B-12
RECORDS AND REPORTS                                                                               B-12
LEGAL PROCEEDINGS                                                                                 B-12
OTHER INFORMATION                                                                                 B-13
FINANCIAL STATEMENTS                                                                              B-13

                                  THE CONTRACT

     In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

Computation of Variable Annuity Income Payments

     Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

     The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount on the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount on the due date of the Annuity Payment.

     The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times (c), where:

     (a)  the Annuity Unit value for the immediately preceding Business Day;

     (b)  the Net Investment Factor for the day;

     (c) the investment result adjustment factor (0.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

     The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a) any increase or decrease in the value of the Subaccount due to investment results;

     (b) a daily charge for the mortality and expense risks assumed by the Company corresponding to an annual rate according to the following schedule:

                                                                   Rate For
         Net Assets*                                               All Assets
         -----------                                               ----------
         Up to $2.5 Billion..........................................0.30%
         Over $2.5 Billion and Up To $5 Billion......................0.28%
         Over $5 Billion.............................................0.27%
-----------

* Based on combined net assets of the Separate Account and Separate Account IV of Peoples Benefit Life Insurance Company.

     (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of 0.10%.

     (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

     The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

Exchanges

     After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by written request, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) from a Portfolio (except the Money Market Portfolio) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange. "Substantive" means a dollar amount that The Vanguard Group, Inc. determines, in its sole discretion, could adversely affect management of the Fund.

     Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Company. On the exchange date, the Company will establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

Joint Annuitant

     The Contract Owner may, in the Contract enrollment form or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

     The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                 GENERAL MATTERS

Non-Participating

     The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

Misstatement of Age or Sex

     The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

Assignment

     Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

Annuity Data

     The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

Annual Report

     Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

Incontestability

     This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

Ownership

     The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the enrollment form. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                          DISTRIBUTION OF THE CONTRACT


     The Vanguard Group, Inc., through its wholly owned subsidiary, Vanguard Marketing Corporation, is the principal distributor of the Contract. During the fiscal year ended September 30, 2000, each Portfolio incurred distribution and marketing expenses representing 0.01% (0.02% for the Money Market Portfolio) of each Portfolio's average net assets. These expenses are guaranteed not to exceed 0.20% of each Portfolio's average month-end net assets. A complete description of the services provided by Vanguard Marketing Corporation is found in the "Management of the Fund" section in the Fund's Statement of Additional Information. The principal business address for The Vanguard Group, Inc. is 100 Vanguard Boulevard, Malvern, PA 19355.


                             PERFORMANCE INFORMATION

     Performance information for the Subaccounts, including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners. The yield and total return performance information presented below reflects the operations of the Subaccounts in connection with the individual variable annuity contracts offered through First Providian Life & Health Insurance Company Separate Account B, which was acquired intact by AUSA Life Insurance Company, Inc., on October 1, 1998. As of October 1, 1998, new individual variable annuity contracts no longer are offered for sale.

Subaccount Inception Dates

     Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: December 1, 1992 for the Money Market Subaccount; December 16, 1992 for the Equity Index Subaccount, the Balanced Subaccount, and the High-Grade Bond Subaccount; June 7, 1993 for the Equity Income Subaccount and the Growth Subaccount; June 3, 1994 for the International Subaccount; June 3, 1996 for the High Yield Bond Subaccount and the Small Company Growth Subaccount; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subaccount and the REIT Index Subaccount.

     The underlying series of Vanguard Variable Insurance Fund in which the Mid-Cap Index Subaccount and the REIT Index Subaccount invest commenced operations on February 8, 1999 (and sold shares to these subaccounts on that day), but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Portfolio Inception Dates

     Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: April 29, 1991 for the Equity Index Portfolio and High-Grade Bond Portfolio; May 2, 1991 for the Money Market Portfolio; May 23, 1991 for the Balanced Portfolio; June 7, 1993 for the Equity Income Portfolio and the Growth Portfolio; June 3, 1994 for the International Portfolio; June 3, 1996 for the High Yield Bond Portfolio and Small Company Growth Portfolio; February 8, 1999 for the Diversified Value Subaccount and the Short-Term Corporate Subaccount; and February 9, 1999 for the Mid-Cap Index Subacount and the REIT Index Subaccount.

     Vanguard Variable Insurance Fund's Mid-Cap Index Portfolio and REIT Index Portfolio commenced investment operations on February 8, 1999, but they held all of their assets in money market instruments until February 9, 1999, when performance measurement begins.

Money Market Subaccount Yields

     Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [(Base Period Return +1)365/7] -1


     The yield of the Money Market Subaccount for the 7-day period ended December 31, 2000, was 6.10%.


30-Day Yield for Non-Money Market Subaccounts

     Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a - b + 1)6 -1]
                                      -----
                               c x d

Where:

[a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

[b]  equals the expenses accrued for the period (net of reimbursements)

[c]  equals the average daily number of Units outstanding during the period

[d] equals the maximum offering price per Accumulation Unit on the last day of the period

     Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

     The yield of each Subaccount for the 30-day period ended December 31, 2000, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized.

     High-Grade Bond Subaccount......................................      6.27%
     High Yield Bond Subaccount......................................     10.55%
     Short-Term Corporate Subaccount.................................      6.65%
     Balanced Subaccount.............................................      3.49%
     Diversified Value Subaccount....................................      2.56%
     Equity Income Subaccount........................................      1.92%
     Equity Index Subaccount.........................................      0.74%
     Growth Subaccount...............................................      0.00%
     Mid-Cap Index Subaccount........................................      0.44%
     REIT Index Subaccount...........................................      6.10%
     Small Company Growth Subaccount.................................      0.59%
     International Subaccount........................................        ---


Standardized Average Annual Total Return

     When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads or sales charges, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. The Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which is was not). After the Individual Contract's inception date, the calculations will reflect actual Accumulation Unit Values. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

     Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date, six months to date, month-to-date, and quarter-to-date, calculated pursuant to the formula:

                                 P(1 + T)/n/ = ERV
Where:

(1)  [P] equals a hypothetical Initial Purchase Payment of $1,000

(2)  [T] equals an average annual total return

(3)  [n] equals the number of years

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof)

     The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 2000.


                                                                                                       Since          Since
                                                                           Year     Year Ended     Subaccount      Portfolio
                                          1 year     3 years    5 years    to date  12/31/2000     Inception*      Inception**
                                          ------     -------    -------    -------  ----------     ---------------------------
Money Market Subaccount.................     6.10%      5.33%      5.20%      6.10%       6.10%        4.64%          4.50%
High-Grade Bond Subaccount..............    10.92%      5.85%      5.90%     10.92%      10.92%        6.46%          6.96%
High Yield Bond Subaccount..............    -2.44%      1.20%        ---     -2.44%      -2.44%        5.13%          5.13%
Short-Term Corporate Subaccount.........     7.79%        ---        ---      7.79%       7.79%        5.02%          5.02%
Balanced Subaccount.....................     9.96%      8.44%     12.57%      9.96%       9.96%       12.98%         12.29%
Diversified Value Subaccount............    25.58%        ---        ---     25.58%      25.58%        4.54%          4.54%
Equity Income Subaccount................    10.95%      8.09%     14.81%     10.95%      10.95%       14.78%         14.78%
Equity Index Subaccount.................    -9.38%     11.89%     17.82%     -9.38%      -9.38%       16.60%         15.68%
Growth Subaccount.......................   -20.32%     10.86%     16.75%    -20.32%     -20.32%       16.95%         16.95%
Mid-Cap Index Subaccount................    17.54%        ---        ---     17.54%      17.54%       22.33%         22.33%
REIT Index Subaccount...................    25.80%        ---        ---     25.80%      25.80%       11.33%         11.33%
Small Company Growth Subaccount.........    15.37%     25.85%        ---     15.37%      15.37%       18.64%         18.64%
International Subaccount................    -7.06%     11.16%     10.02%     -7.06%      -7.06%       10.08%         10.08%


-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

                                                                  Month-          Quarter-         6 Months-
                                                                  to-date           to-date           to-date
                                                                  -------           -------           -------
     Money Market Subaccount..................................      0.54%           1.55%              3.12%
     High-Grade Bond Subaccount...............................      1.80%           3.84%              6.95%
     High Yield Bond Subaccount...............................      2.88%          -3.42%             -1.95%
     Short-Term Corporate Subaccount..........................      1.35%           2.49%              5.14%
     Balanced Subaccount......................................      4.05%           6.59%             11.45%
     Diversified Value Subaccount.............................      8.63%           9.70%             23.20%
     Equity Income Subaccount.................................      3.94%           6.99%             14.42%
     Equity Index Subaccount..................................      0.48%          -7.88%             -8.80%
     Growth Subaccount........................................     -2.67%         -25.13%            -24.33%
     Mid-Cap Index Subaccount.................................      7.76%          -3.80%              7.80%
     REIT Index Subaccount....................................      6.89%           3.58%             11.32%
     Small Company Growth Subaccount..........................     11.05%          -3.64%             -2.20%
     International Subaccount.................................      4.55%          -0.64%            -10.16%


     All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1-, 5- and 10-year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

     Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                         ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

     The Company may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For both performance measures, the Company may assume the Individual Contract was in existence prior to its inception date in November 1992 (which it was not). After the Individual Contract's inception date, the calculations will reflect actual Accumulation Unit Values. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.

                    Non-Standardized Cumulative Total Return
                          For Period Ending 12/31/2000



                                                                                                 Since           Since
                                            Month-     Quarter-      6 Month-       One      Subaccount       Portfolio
                                            to-date     to-date        to-date      Year     Inception*       Inception**
                                            -------     -------        -------      ----     ----------       -----------
     Money Market Subaccount...............    0.54%       1.55%        3.12%       6.11%        44.58%           53.55%
     High-Grade Bond Subaccount............    1.80%       3.84%        6.95%      10.93%        65.74%           92.37%
     High Yield Bond Subaccount............    2.88%      -3.41%       -1.95%      -2.43%        25.79%           25.79%
     Short-Term Corporate Subaccount.......    1.35%       2.49%        5.14%       7.80%         9.74%            9.74%
     Balanced Subaccount...................    4.05%       6.59%       11.46%       9.96%       167.41%          205.41%
     Diversified Value Subaccount..........    8.63%       9.70%       23.20%      25.59%         8.79%            8.79%
     Equity Income Subaccount..............    3.94%       6.99%       14.43%      10.95%       184.24%          184.24%
     Equity Index Subaccount...............    0.48%      -7.88%       -8.80%      -9.37%       244.45%          310.52%
     Growth Subaccount.....................   -2.67%     -25.13%      -24.33%     -20.31%       227.53%          227.53%
     Mid-Cap Index Subaccount..............    7.76%      -3.80%        7.80%      17.55%        46.39%           46.39%
     REIT Index Subaccount.................    6.89%       3.59%       11.32%      25.80%        22.50%           22.50%
     Small Company Growth Subaccount.......   11.05%      -3.64%       -2.19%      15.38%       118.72%          118.72%
     International Subaccount..............    4.55%      -0.64%      -10.15%      -7.06%        88.34%           88.34%


-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.


                  Non-Standardized Average Annual Total Returns
                          For Period Ending 12/31/2000



                                                                                                   Since          Since
                                                                                               Subaccount       Portfolio
                                                   One Year     Three Year      Five Year      Inception*       Inception**
                                                   --------     ----------      ---------      ----------       -----------
     Money Market Subaccount...................        6.11%          5.34%        5.22%           4.67%            4.54%
     High-Grade Bond Subaccount................       10.93%          5.85%        5.91%           6.49%            7.00%
     High Yield Bond Subaccount................       -2.43%          1.20%          ---           5.14%            5.14%
     Short-Term Corporate Subaccount...........        7.80%            ---          ---           5.03%            5.03%
     Balanced Subaccount.......................        9.96%          8.45%       12.58%          13.01%           12.32%
     Diversified Value Subaccount..............       25.59%            ---          ---           4.55%            4.55%
     Equity Income Subaccount..................       10.95%          8.10%       14.83%          14.80%           14.80%
     Equity Index Subaccount...................       -9.37%         11.90%       17.83%          16.63%           15.72%
     Growth Subaccount.........................      -20.31%         10.87%       16.77%          16.97%           16.97%
     Mid-Cap Index Subaccount..................       17.55%            ---          ---          22.34%           22.34%
     REIT Index Subaccount.....................       25.80%            ---          ---          11.33%           11.33%
     Small Company Growth Subaccount...........       15.38%         25.86%          ---          18.65%           18.65%
     International Subaccount..................       -7.06%         11.17%       10.03%          10.10%           10.10%


-------------
*Refer to "Subaccount Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

**Refer to "Portfolio Inception Dates" under the "PERFORMANCE INFORMATION" section of this Statement of Additional Information.

Non-Standardized Total Return Year-to-Date

     The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by the Company.


                                                                                            Total Return YTD
                                                                                            as of 12/31/2000
                                                                                            ----------------
     Money Market Subaccount........................................................            6.11%
     High-Grade Bond Subaccount.....................................................           10.93%
     High Yield Bond Subaccount.....................................................           -2.43%
     Short-Term Corporate Subaccount................................................            7.80%
     Balanced Subaccount............................................................            9.96%
     Diversified Value Subaccount...................................................           25.59%
     Equity Income Subaccount.......................................................           10.95%
     Equity Index Subaccount........................................................           -9.37%
     Growth Subaccount..............................................................          -20.31%
     Mid-Cap Index Subaccount.......................................................           17.55%
     REIT Index Subaccount..........................................................           25.80%
     Small Company Growth Subaccount................................................           15.38%
     International Subaccount.......................................................           -7.06%


Non Standardized One Year Return

     The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.


                                                 2000         1999         1998         1997         1996
                                                 ----         ----         ----         ----         ----
     Money Market Subaccount.................     6.11%       4.80%         5.11%        5.10%        4.97%
     High-Grade Bond Subaccount..............    10.93%      -1.16%         8.18%        8.98%        3.08%
     High Yield Bond Subaccount..............    -2.43%       2.52%         3.63%       11.63%          ---
     Short-Term Corporate Subaccount.........     7.80%         ---           ---          ---          ---
     Balanced Subaccount.....................     9.96%       3.91%        11.62%       22.60%       15.68%
     Diversified Value Subaccount............    25.59%         ---           ---          ---          ---
     Equity Income Subaccount................    10.95%      -2.84%        17.16%       33.78%       18.13%
     Equity Index Subaccount.................    -9.37%      20.58%        28.21%       32.59%       22.27%
     Growth Subaccount.......................   -20.31%      21.97%        40.20%       26.12%       26.29%
     Mid-Cap Index Subaccount................    17.55%         ---           ---          ---          ---
     REIT Index Subaccount...................    25.80%         ---           ---          ---          ---
     Small Company Growth Subaccount.........    15.38%      60.76%         7.49%       12.80%          ---
     International Subaccount................    -7.06%      24.89%        18.36%        2.92%       14.05%

                                                1995         1994         1993
                                                ----         ----         ----

     Money Market Subaccount.................    5.34%       3.66%         2.47%
     High-Grade Bond Subaccount..............   17.47%      -3.19%         8.92%
     High Yield Bond Subaccount..............      ---         ---           ---
     Short-Term Corporate Subaccount.........      ---         ---           ---
     Balanced Subaccount.....................   31.76%      -1.13%        12.56%
     Diversified Value Subaccount............      ---         ---           ---
     Equity Income Subaccount................   38.19%      -1.76%           ---
     Equity Index Subaccount.................   36.67%       0.61%         9.18%
     Growth Subaccount.......................   37.62%       3.74%           ---
     Mid-Cap Index Subaccount................      ---         ---           ---
     REIT Index Subaccount...................      ---         ---           ---
     Small Company Growth Subaccount.........      ---         ---           ---
     International Subaccount................   15.31%         ---           ---


                          SAFEKEEPING OF ACCOUNT ASSETS

     Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

     The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of the Company or other insurance companies. Although the Company believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter.

                                   THE COMPANY

     On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

     The Company is a direct subsidiary of First AUSA Life Insurance Company and Veterans Life Insurance Company, which, respectively, have 82.33% and 17.67% interests in the Company. Veterans Life Insurance Company is a wholly owned subsidiary of Peoples Benefit Life Insurance Company ("Peoples Benefit"), which in turn is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in Peoples Benefit. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

     The Company is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.16% interest in AEGON N.V.

                                      TAXES

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from the Company and its operations form a part of the Company, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

     Under present laws, the Company will not incur New York state or local taxes. If there is a change in state or local tax laws, the Company may make charges for such taxes. The Company does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

      The Company will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes the Company incurs. This might become necessary if the Company ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. If the Company should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                         STATE REGULATION OF THE COMPANY

     The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company's contract liabilities and reserves so that the Department may determine if the items are correct. The Company's books and accounts are subject to review by the Department of Insurance at all times. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                               RECORDS AND REPORTS

     All records and accounts relating to the Separate Account will be maintained by the Company or by its administrator, The Vanguard Group, Inc. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

     There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                                OTHER INFORMATION

     A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS


     The audited financial statements of the subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners for the year ended December 31, 2000, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

     The audited statutory-basis financial statements of the Company as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of subaccounts of the Separate Account which are available for investment by Vanguard Variable Annuity Plan Contract Owners and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                             Financial Statements

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                         Year ended December 31, 2000
                      with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                             Financial Statements

                         Year ended December 31, 2000

                                   Contents

Report of Independent Auditors.......................................................................   1

Financial Statements

Balance Sheets.......................................................................................   2
Statements of Operations.............................................................................   6
Statements of Changes in Contract Owners' Equity.....................................................  10
Notes to Financial Statements........................................................................  15

                        Report of Independent Auditors

The Board of Directors and Contract Owners of the Vanguard Variable Annuity Plan,
AUSA Life Insurance Company, Inc.

We have audited the accompanying balance sheets of AUSA Life Insurance Company, Inc. Separate Account B (comprised of the Money Market, High-Grade Bond, Balanced, Equity Index, Growth, Equity Income, International, High Yield Bond, Small Company Growth, Mid-Cap Index, Short-Term Corporate, Diversified Value, and REIT Index subaccounts), which are available for investment by contract owners of the Vanguard Variable Annuity Plan, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account B which are available for investment by contract owners of the Vanguard Variable Annuity Plan at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 2, 2001

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                                Balance Sheets

                               December 31, 2000

                                                                                             Money Market
                                                                                              Subaccount
                                                                                            --------------
  Assets
  Cash                                                                                      $         139
  Investments in mutual funds, at current market value:
     Vanguard Variable Insurance Fund:
       Money Market Portfolio                                                                  45,839,188
       High-Grade Bond Portfolio                                                                        -
       Balanced Portfolio                                                                               -
       Equity Index Portfolio                                                                           -
       Growth Portfolio                                                                                 -
       Equity Income Portfolio                                                                          -
       International Portfolio                                                                          -
       High Yield Bond Portfolio                                                                        -
       Small Company Growth Portfolio                                                                   -
       Mid-Cap Index Portfolio                                                                          -
       Short-Term Corporate Portfolio                                                                   -
       Diversified Value Portfolio                                                                      -
       REIT Index Portfolio                                                                             -
                                                                                            -------------
  Total investments in mutual funds                                                            45,839,188
                                                                                            -------------
  Total assets                                                                              $  45,839,327
                                                                                            =============

  Liabilities and contract owners' equity
  Liabilities:
     Contract terminations payable                                                          $           -
                                                                                            -------------
  Total liabilities                                                                                     -

  Contract owners' equity:
     Deferred annuity contracts terminable by owners                                           45,839,327
                                                                                            -------------
  Total liabilities and contract owners' equity                                             $  45,839,327
                                                                                            =============

See accompanying notes.

            High-Grade                                                           Equity
               Bond            Balanced      Equity Index        Growth          Income
            Subaccount        Subaccount      Subaccount       Subaccount      Subaccount
         -------------------------------------------------------------------------------------
          $        113       $         33    $        234     $        422      $         35


                     -                  -               -                -                 -
            17,286,633                  -               -                -                 -
                     -         28,631,776               -                -                 -
                     -                  -      79,926,399                -                 -
                     -                  -               -       61,259,191                 -
                     -                  -               -                -        22,346,217
                     -                  -               -                -                 -
                     -                  -               -                -                 -
                     -                  -               -                -                 -
                     -                  -               -                -                 -
                     -                  -               -                -                 -
                     -                  -               -                -                 -
                     -                  -               -                -                 -
         -------------------------------------------------------------------------------------
            17,286,633         28,631,776      79,926,399       61,259,191        22,346,217
         -------------------------------------------------------------------------------------
          $ 17,286,746       $ 28,631,809    $ 79,926,633     $ 61,259,613      $ 22,346,252
         =====================================================================================


          $                  $               $                $                 $
                     -                  -               -                -                 -
         -------------------------------------------------------------------------------------
                     -                  -               -                -                 -


            17,286,746         28,631,809      79,926,633       61,259,613        22,346,252
          -------------------------------------------------------------------------------------
          $ 17,286,746       $ 28,631,809    $ 79,926,633     $ 61,259,613      $ 22,346,252
         =====================================================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                          Balance Sheets (continued)

                                                                                           International
                                                                                            Subaccount
                                                                                          ----------------
  Assets
  Cash                                                                                    $           -
  Investments in mutual funds, at current market value:
    Vanguard Variable Insurance Fund:
     Money Market Portfolio                                                                           -
     High-Grade Bond Portfolio                                                                        -
     Balanced Portfolio                                                                               -
     Equity Index Portfolio                                                                           -
     Growth Portfolio                                                                                 -
     Equity Income Portfolio                                                                          -
     International Portfolio                                                                 19,576,438
     High Yield Bond Portfolio                                                                        -
     Small Company Growth Portfolio                                                                   -
     Mid-Cap Index Portfolio                                                                          -
     Short-Term Corporate Portfolio                                                                   -
     Diversified Value Portfolio                                                                      -
     REIT Index Portfolio                                                                             -
                                                                                          -------------
  Total investments in mutual funds                                                          19,576,438
                                                                                          -------------
  Total assets                                                                            $  19,576,438
                                                                                          =============

  Liabilities and contract owners' equity
  Liabilities:
    Contract terminations payable                                                         $          41
                                                                                          -------------
  Total liabilities                                                                                  41

  Contract owners' equity:
   Deferred annuity contracts terminable by owners                                           19,576,397
                                                                                          -------------
  Total liabilities and contract owners' equity                                           $  19,576,438
                                                                                          =============


  See accompanying notes.


                        Small
        High Yield     Company          Mid-Cap         Short-Term      Diversified
          Bond          Growth            Index          Corporate        Value          REIT Index
        Subaccount     Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
    --------------------------------------------------------------------------------------------------
    $           44    $       146      $        74    $         32    $          9     $         15



                 -              -                -               -               -                -
                 -              -                -               -               -                -
                 -              -                -               -               -                -
                 -              -                -               -               -                -
                 -              -                -               -               -                -
                 -              -                -               -               -                -
                 -              -                -               -               -                -
         6,958,944              -                -               -               -                -
                 -     32,834,492                -               -               -                -
                 -              -       14,370,580               -               -                -
                 -              -                -       3,400,211               -                -
                 -              -                -               -       3,736,872                -
                 -              -                -               -               -        3,226,904
    -----------------------------------------------------------------------------------------------
         6,958,944     32,834,492       14,370,580       3,400,211       3,736,872        3,226,904
    -----------------------------------------------------------------------------------------------
    $    6,958,988    $32,834,638      $14,370,654    $  3,400,243     $ 3,736,881     $  3,226,919
    ===============================================================================================


    $            -    $         -      $         -    $          -    $          -     $          -
    -----------------------------------------------------------------------------------------------
                 -              -                -               -               -                -

         6,958,988     32,834,638       14,370,654       3,400,243       3,736,881        3,226,919
    -----------------------------------------------------------------------------------------------
    $    6,958,988    $32,834,638     $ 14,370,654      $3,400,243     $ 3,736,881       $3,226,919
    ===============================================================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                           Statements of Operations

                         Year ended December 31, 2000

                                                                                                Money
                                                                                                Market
                                                                                             Subaccount
                                                                                           ---------------
  Net investment income
  Income:
    Dividends                                                                              $   2,753,139
  Expenses:
    Administrative, mortality and expense risk charge                                            165,238
                                                                                           -------------
  Net investment income                                                                        2,587,901

  Net realized and unrealized capital gain (loss) from investments
  Net realized Net capital gain (loss) from sales of investments:
    Proceeds from sales                                                                       27,125,623
    Cost of investments sold                                                                  27,125,623
                                                                                           -------------
  Net realized capital gain (loss) from sales of investments                                           -

  Net change in unrealized appreciation/depreciation of investments:

     Beginning of the period                                                                           -
     End of the period                                                                                 -
                                                                                           -------------
  Net change in unrealized appreciation/depreciation of investments                                    -
                                                                                           -------------
  Net realized and unrealized capital gain (loss) from investments                                     -
                                                                                           -------------
  Increase (decrease) from operations                                                       $  2,587,901
                                                                                           =============

        High-Grade Bond        Balanced       Equity Index         Growth      Equity Income
           Subaccount         Subaccount       Subaccount        Subaccount      Subaccount
       --------------------------------------------------------------------------------------
        $   1,087,915        $ 2,688,338    $   1,697,820      $  15,038,293    $ 1,948,809

               61,767            103,379          326,495            288,307         79,607
       --------------------------------------------------------------------------------------
            1,026,148          2,584,959        1,371,325         14,749,986      1,869,202


            9,875,167          5,574,089       13,530,442         10,928,836      6,466,246
           10,132,395          5,019,196        7,624,109          6,476,963      5,230,186
       --------------------------------------------------------------------------------------
             (257,228)           554,893        5,906,333          4,451,873      1,236,060


             (948,688)         1,832,151       31,256,287         23,039,900      3,419,137
               (5,526)         1,225,765       15,640,091        (12,026,838)     2,323,941
       --------------------------------------------------------------------------------------
              943,162           (606,386)     (15,616,196)       (35,066,738)    (1,095,196)
       --------------------------------------------------------------------------------------
              685,934            (51,493)      (9,709,863)       (30,614,865)       140,864
       --------------------------------------------------------------------------------------
        $   1,712,082        $ 2,533,466    $  (8,338,538)     $ (15,864,879)   $ 2,010,066
       ======================================================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                     Statements of Operations (continued)

                                                                                           International
                                                                                              Subaccount
                                                                                           -------------
Net investment income
Income:
   Dividends                                                                               $   1,854,799
Expenses:
   Administrative, mortality and expense risk charge                                              81,180
                                                                                           -------------
Net investment income                                                                          1,773,619

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                                        16,748,621
   Cost of investments sold                                                                   13,893,329
                                                                                           -------------
Net realized capital gain (loss) from sales of investments                                     2,855,292

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the period                                                                     2,961,546
   End of the period                                                                          (3,108,838)
                                                                                           -------------
Net change in unrealized appreciation/depreciation of investments                             (6,070,384)
                                                                                           -------------
Net realized and unrealized capital gain (loss) from investments                              (3,215,092)
                                                                                           -------------
Increase (decrease) from operations                                                        $  (1,441,473)
                                                                                           =============

See accompanying notes.

                             Small
         High Yield         Company        Mid-Cap       Short-Term     Diversified
            Bond             Growth         Index        Corporate         Value         REIT Index
         Subaccount        Subaccount    Subaccount      Subaccount      Subaccount      Subaccount
     -------------------------------------------------------------------------------------------------
       $    719,381      $  9,063,516    $ 1,015,759     $   179,312   $     60,120       $   34,715

             28,858           113,758         36,866           9,851          9,446            8,444
     -------------------------------------------------------------------------------------------------
            690,523         8,949,758        978,893         169,461         50,674           26,271



          2,525,337         6,067,098      1,122,999       1,674,790      1,336,823          677,420
          2,798,193         3,339,937        929,809       1,694,583      1,754,038          671,763
     -------------------------------------------------------------------------------------------------
           (272,856)        2,727,161        193,190         (19,793)      (417,215)           5,657


           (314,483)        7,078,921        390,943         (15,703)      (485,712)         (58,727)
           (926,397)       (1,774,574)       444,208          43,274        521,155          390,115
     -------------------------------------------------------------------------------------------------
           (611,914)       (8,853,495)        53,265          58,977      1,006,867          448,842
     -------------------------------------------------------------------------------------------------
           (884,770)       (6,126,334)       246,455          39,184        589,652          454,499
     -------------------------------------------------------------------------------------------------
       $   (194,247)     $  2,823,424    $ 1,225,348     $   208,645   $    640,326       $  480,770
     =================================================================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

               Statements of Changes in Contract Owners' Equity

            Years ended December 31, 2000 and 1999, except as noted


                                                                                Money Market Subaccount
                                                                           ---------------------------------
                                                                                 2000             1999
                                                                           ---------------------------------
Operations:
   Net investment income (loss)                                             $  2,587,901     $  1,695,321
   Net realized capital gain (loss)                                                    -                -
   Net change in unrealized appreciation/depreciation of investments                   -                -
                                                                           ---------------------------------
Increase (decrease) from operations                                            2,587,901        1,695,321

Contract transactions:
   Net contract purchase payments                                             13,007,928       15,931,933
   Transfer payments from (to) other subaccounts or general account           (1,768,474)      (5,977,774)
   Contract terminations, withdrawals and other deductions                    (8,409,567)      (2,548,954)
                                                                           ---------------------------------
Increase (decrease) from contract transactions                                 2,829,887        7,405,205
                                                                           ---------------------------------
Net increase (decrease) in contract owners' equity                             5,417,788        9,100,526

Contract owners' equity:
   Beginning of the period                                                    40,421,539       31,321,013
                                                                           ---------------------------------
   End of the period                                                         $45,839,327      $40,421,539
                                                                           =================================

(1)  Commencement of operations, February 8, 1999.

See accompanying notes.

        High-Grade Bond                      Balanced                        Equity Index
           Subaccount                       Subaccount                        Subaccount                    Growth Subaccount
--------------------------------   ------------------------------    -----------------------------    ------------------------------
      2000            1999              2000           1999              2000           1999               2000           1999
--------------------------------   ------------------------------    -----------------------------    ------------------------------
  $ 1,026,148       $ 1,249,008      $ 2,584,959    $  2,390,772      $  1,371,325    $ 1,358,005      $ 14,749,986     $ 3,407,140
     (257,228)           63,090          554,893         762,999         5,906,333      2,650,680         4,451,873       2,290,360
      943,162        (1,559,581)        (606,386)     (2,013,470)      (15,616,196)    10,813,817       (35,066,738)      7,618,525
--------------------------------   ------------------------------    -----------------------------    ------------------------------
    1,712,082          (247,483)       2,533,466       1,140,301        (8,338,538)    14,822,502       (15,864,879)     13,316,025


    2,014,889         2,321,506        1,971,346       2,483,025         7,900,503     10,494,797         5,941,093       8,597,945
     (907,724)       (2,340,101)      (4,201,782)     (3,971,693)       (6,502,294)     4,958,649         1,454,576       2,569,901
   (6,418,335)         (807,365)      (1,080,783)       (651,529)       (4,713,596)    (1,424,909)       (6,314,244)     (1,316,801)
--------------------------------   ------------------------------    -----------------------------    ------------------------------
   (5,311,170)         (825,960)      (3,311,219)     (2,140,197)       (3,315,387)    14,028,537         1,081,425       9,851,045
--------------------------------   ------------------------------    -----------------------------    ------------------------------
   (3,599,088)       (1,073,443)        (777,753)       (999,896)      (11,653,925)    28,851,039       (14,783,454)     23,167,070


   20,885,834        21,959,277       29,409,562      30,409,458        91,580,558     62,729,519        76,043,067      52,875,997
--------------------------------   ------------------------------    -----------------------------    ------------------------------
  $17,286,746       $20,885,834      $28,631,809     $29,409,562      $ 79,926,633    $91,580,558      $ 61,259,613     $76,043,067
================================   ==============================    =============================    ==============================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

         Statements of Changes in Contract Owners' Equity (continued)

                                             Equity Income Subaccount          International Subaccount
                                          -------------------------------    ------------------------------
                                               2000            1999               2000           1999
                                          -------------------------------    ------------------------------
Operations:
   Net investment income (loss)             $ 1,869,202     $   737,281        $ 1,773,619     $   620,512
   Net realized capital gain (loss)           1,236,060       1,448,245          2,855,292       1,034,856
   Net change in unrealized
     appreciation/depreciation of
     investments                             (1,095,196)     (2,972,992)        (6,070,384)      2,189,032
                                          -------------------------------    ------------------------------
Increase (decrease) from operations           2,010,066        (787,466)        (1,441,473)      3,844,400

Contract transactions:
   Net contract purchase payments             1,805,926       3,005,378          2,350,120       1,578,554
   Transfer payments from (to) other
     subaccounts or general account          (4,459,205)     (4,120,400)           338,628         614,737
   Contract terminations, withdrawals
     and other deductions                    (1,307,126)       (575,648)        (1,473,715)       (475,916)
                                          -------------------------------    ------------------------------
Increase (decrease)from contract
   transactions                              (3,960,405)     (1,690,670)         1,215,033       1,717,375
                                          -------------------------------    ------------------------------
Net increase (decrease) in contract
   owners' equity                            (1,950,339)     (2,478,136)          (226,440)      5,561,775

Contract owners' equity:
   Beginning of the period                   24,296,591      26,774,727         19,802,837      14,241,062
                                          -------------------------------    ------------------------------
   End of the period                        $22,346,252     $24,296,591        $19,576,397     $19,802,837
                                          ===============================    ==============================

(1) Commencement of operations, February 8, 1999.


See accompanying notes.

        High Yield Bond                Small Company Growth                  Mid-Cap Index                 Short-Term Corporate
           Subaccount                       Subaccount                         Subaccount                       Subaccount
-------------------------------   -------------------------------    ------------------------------    -----------------------------
      2000            1999             2000            1999               2000          1999 (1)            2000         1999 (1)
-------------------------------   -------------------------------    ------------------------------    -----------------------------
$   690,523       $   694,094       $ 8,949,758     $    21,265         $   978,893    $   69,794        $  169,461     $   55,673
   (272,856)         (322,621)        2,727,161         467,666             193,190        93,211           (19,793)       (14,102)


   (611,914)         (155,763)       (8,853,495)      6,273,087              53,265       390,943            58,977        (15,703)
-------------------------------   -------------------------------    ------------------------------    -----------------------------
   (194,247)          215,710         2,823,424       6,762,018           1,225,348       553,948           208,645         25,868


    739,074         1,925,051         2,730,831       1,652,305           2,794,178     1,067,234         1,137,674        523,489

 (1,167,945)       (1,635,495)        8,834,695       2,699,773           6,571,493     3,048,155           353,311      1,461,539

   (354,726)       (1,276,182)       (2,067,318)       (579,414)           (776,501)     (113,201)         (236,048)       (74,235)
-------------------------------   -------------------------------    ------------------------------    -----------------------------

   (783,597)         (986,626)        9,498,208       3,772,664           8,589,170     4,002,188         1,254,937      1,910,793
-------------------------------   -------------------------------    ------------------------------    -----------------------------

   (977,844)         (770,916)       12,321,632      10,534,682           9,814,518     4,556,136         1,463,582      1,936,661


  7,936,832         8,707,748        20,513,006       9,978,324           4,556,136             -         1,936,661              -
-------------------------------   -------------------------------    ------------------------------    -----------------------------
$ 6,958,988       $ 7,936,832       $32,834,638     $20,513,006         $14,370,654    $4,556,136        $3,400,243     $1,936,661
===============================   ===============================    ==============================    =============================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

         Statements of Changes in Contract Owners' Equity (continued)


                                                     Diversified Value                   REIT Index
                                                        Subaccount                       Subaccount
                                               ------------------------------    ---------------------------
                                                   2000          1999 (1)            2000        1999 (1)
                                               ------------------------------    ---------------------------
Operations:
   Net investment income (loss)                  $   50,674     $   30,704         $   26,271     $ (2,522)
   Net realized capital gain (loss)                (417,215)      (183,849)             5,657       11,026
   Net change in unrealized
     appreciation/depreciation of
     investments                                  1,006,867       (485,712)           448,842      (58,727)
                                               ------------------------------    ---------------------------
Increase (decrease) from operations                 640,326       (638,857)           480,770      (50,223)

Contract transactions:
   Net contract purchase payments                   738,512        638,941            943,397      297,306
   Transfer payments from (to) other
     subaccounts or general account                 505,533      2,009,860            976,591      648,084
   Contract terminations, withdrawals and
     other deductions                              (105,026)       (52,408)           (58,385)     (10,621)
                                               ------------------------------    ---------------------------
Increase (decrease) from contract
   transactions                                   1,139,019      2,596,393          1,861,603      934,769
                                               ------------------------------    ---------------------------
Net increase (decrease) in contract
   owners' equity                                 1,779,345      1,957,536          2,342,373      884,546

Contract owners' equity:
   Beginning of the period                        1,957,536              -            884,546            -
                                               ------------------------------    ---------------------------
   End of the period                             $3,736,881     $1,957,536         $3,226,919     $884,546
                                               ==============================    ===========================


(1)  Commencement of operations, February 8, 1999.


See accompanying notes.

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                         Notes to Financial Statements

                               December 31, 2000

1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. Separate Account B (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of thirteen investment subaccounts which invest exclusively in shares of a corresponding portfolio of the Vanguard Variable Insurance Fund (the "Series Fund"), an open-end diversified investment company offered by The Vanguard Group, Inc. ("Vanguard"). Activity in these thirteen investment subaccounts is available to contract owners of the Vanguard Variable Annuity Plan.

Investments

Net purchase payments received by the Mutual Fund Account for the Vanguard Variable Annuity Plan are invested in the portfolios of the Series Fund, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

Realized capital gains and losses from the sale of shares in the Series Fund are determined on the basis of first-in, first-out. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from the investments in the Series Fund are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.

                        AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)

2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                          Number of      Net Asset            Market
                                        Shares Held    Value Per Share         Value             Cost
                                     ----------------------------------------------------------------------
Vanguard Variable Insurance Fund:
   Money Market Portfolio               45,839,187.601    $  1.0000          $45,839,188       $45,839,188
   High-Grade Bond Portfolio             1,632,077.000      10.5918           17,286,633        17,292,159
   Balanced Portfolio                    1,760,850.185      16.2602           28,631,776        27,406,011
   Equity Index Portfolio                2,351,274.344      33.9928           79,926,399        64,286,308
   Growth Portfolio                      2,905,675.331      21.0826           61,259,191        73,286,029
   Equity Income Portfolio               1,089,411.010      20.5122           22,346,217        20,022,276
   International Portfolio               1,288,262.558      15.1960           19,576,438        22,685,276
   High Yield Bond Portfolio               818,112.197       8.5061            6,958,944         7,885,341
   Small Company Growth Portfolio        2,110,077.404      15.5608           32,834,492        34,609,066
   Mid-Cap Index Portfolio               1,080,242.955      13.3031           14,370,580        13,926,372
   Short-Term Corporate Portfolio          347,048.834       9.7975            3,400,211         3,356,937
   Diversified Value Portfolio             353,161.499      10.5812            3,736,872         3,215,717
   REIT Index Portfolio                    268,039.781      12.0389            3,226,904         2,836,789

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                              Period ended December 31
                                                      2000                                1999
                                         --------------------------------    ------------------------------
                                           Purchases          Sales             Purchases         Sales
                                         --------------------------------    ------------------------------
Vanguard Variable Insurance Fund:
   Money Market Portfolio                   $32,543,289     $27,125,623         $31,232,653     $22,132,128
   High-Grade Bond Portfolio                  5,589,742       9,875,167           5,905,574       5,482,211
   Balanced Portfolio                         4,847,773       5,574,089           5,262,512       5,011,910
   Equity Index Portfolio                    11,586,058      13,530,442          21,900,909       6,514,241
   Growth Portfolio                          26,759,815      10,928,836          19,499,672       6,241,452
   Equity Income Portfolio                    4,374,990       6,466,246           4,687,018       5,640,353
   International Portfolio                   19,737,312      16,748,621          13,206,739      10,868,868
   High Yield Bond Portfolio                  2,432,188       2,525,337           4,558,104       4,850,562
   Small Company Growth Portfolio            24,514,857       6,067,098           8,014,077       4,220,178
   Mid-Cap Index Portfolio                   10,690,980       1,122,999           4,917,960         845,970
   Short-Term Corporate Portfolio             3,099,145       1,674,790           2,587,875         621,398
   Diversified Value Portfolio                2,526,502       1,336,823           4,343,106       1,716,004
   REIT Index Portfolio                       2,565,278         677,420           1,531,125         598,877

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)

3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                                                               Total
                                                  Accumulation          Accumulation          Contract
              Subaccount                          Units Owned            Unit Value            Value
------------------------------------------------------------------------------------------------------------
Money Market                                    29,852,096.542          $  1.535548         $45,839,327
High-Grade Bond                                    898,599.120            19.237439          17,286,746
Balanced                                           937,494.180            30.540786          28,631,809
Equity Index                                     1,946,976.688            41.051664          79,926,633
Growth                                           1,870,326.070            32.753440          61,259,613
Equity Income                                      786,186.935            28.423586          22,346,252
International                                    1,039,399.645            18.834331          19,576,397
High Yield Bond                                    553,231.217            12.578806           6,958,988
Small Company Growth                             1,501,237.056            21.871721          32,834,638
Mid-Cap Index                                      981,587.343            14.640219          14,370,654
Short-Term Corporate                               309,858.035            10.973551           3,400,243
Diversified Value                                  343,500.357            10.878827           3,736,881
REIT Index                                         263,393.248            12.251334           3,226,919

A summary of changes in contract owners' account units follows:

                                                                  Money          High-Grade
                                                                  Market            Bond         Balanced
                                                                Subaccount       Subaccount      Subaccount
                                                               ---------------------------------------------
   Units outstanding at December 31, 1999                        22,681,972      1,251,517        1,137,710
   Units purchased                                               11,285,449        133,372           90,211
   Units redeemed and transferred                                (6,035,694)      (180,583)        (169,020)
                                                               ---------------------------------------------
   Units outstanding at December 31, 1999                        27,931,727      1,204,306        1,058,901
   Units purchased                                                8,753,312        111,340           70,684
   Units redeemed and transferred                                (6,832,942)      (417,047)        (192,091)
                                                               ---------------------------------------------
   Units outstanding at December 31, 2000                        29,852,097        898,599          937,494
                                                               =============================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)

3. Contract Owners' Equity (continued)

                                                                  Equity                          Equity
                                                                  Index            Growth         Income
                                                                Subaccount       Subaccount     Subaccount
                                                              ----------------------------------------------
   Units outstanding at January 1, 1999                         1,669,881       1,569,147        1,015,537
   Units purchased                                                262,158         245,455          111,810
   Units redeemed and transferred                                  89,710          35,531         (178,905)
                                                              ----------------------------------------------
   Units outstanding at December 31, 1999                       2,021,749       1,850,133          948,442
   Units purchased                                                178,802         143,738           71,856
   Units redeemed and transferred                                (253,574)       (123,545)        (234,111)
                                                              ----------------------------------------------
   Units outstanding at December 31, 2000                       1,946,977       1,870,326          786,187
                                                              ==============================================

                                                                                                   Small
                                                                                High Yield        Company
                                                              International        Bond           Growth
                                                                Subaccount      Subaccount      Subaccount
                                                              ---------------------------------------------
   Units outstanding at December 31, 1999                         877,675         692,418          846,213
   Units purchased                                                 92,176         152,058          127,850
   Units redeemed and transferred                                   7,350        (228,856)         108,046
                                                              ---------------------------------------------
   Units outstanding at December 31, 1999                         977,201         615,620        1,082,109
   Units purchased                                                117,930          57,676          126,872
   Units redeemed and transferred                                 (55,731)       (120,065)         292,256
                                                              ---------------------------------------------
   Units outstanding at December 31, 2000                       1,039,400         553,231        1,501,237
                                                              ---------------------------------------------
                                                              ---------------------------------------------

                                                   Mid-Cap      Short-Term     Diversified         REIT
                                                    Index        Corporate        Value            Index
                                                 Subaccount     Subaccount      Subaccount      Subaccount
                                                 ----------------------------------------------------------
   Units outstanding at January 1, 1999                   -             -               -                -
   Units purchased                                   96,121        51,883          61,422           28,954
   Units redeemed and transferred                   269,717       138,365         164,561           61,883
                                                 ----------------------------------------------------------
   Units outstanding at December 31, 1999           365,838       190,248         225,983           90,837
   Units purchased                                  201,794       109,572          85,048           90,804
   Units redeemed and transferred                   413,955        10,038          32,469           81,752
                                                 ----------------------------------------------------------
   Units outstanding at December 31, 2000           981,587       309,858         343,500          263,393
                                                 ==========================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)

4. Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the combined net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of Peoples Benefit Life Insurance Company ("PBL"), an affiliate of AUSA. The annual rate is .30% when combined net assets in the Series Fund are $2.5 billion or less, is reduced to .28% when combined net assets in the Series Fund exceed $2.5 billion, and is further reduced to .27% when combined net assets in the Series Fund exceed $5 billion.

An administrative charge of .10% annually is deducted from the unit value of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA based on the net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of PBL. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.

5. Taxes

Operations of the Mutual Fund Account form a part of AUSA which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

                                                                  Equity                          Equity
                                                                  Index           Growth          Income
                                                                Subaccount      Subaccount      Subaccount
                                                              ---------------------------------------------
   Units outstanding at January 1, 1999                          1,669,881       1,569,147        1,015,537
   Units purchased                                                 262,158         245,455          111,810
   Units redeemed and transferred                                   89,710          35,531         (178,905)
                                                              ---------------------------------------------
   Units outstanding at December 31, 1999                        2,021,749       1,850,133          948,442
   Units purchased                                                 178,802         143,738           71,856
   Units redeemed and transferred                                 (253,574)       (123,545)        (234,111)
                                                              ---------------------------------------------
   Units outstanding at December 31, 2000                        1,946,977       1,870,326          786,187
                                                              =============================================
                                                                                                   Small
                                                                                High Yield        Company
                                                              International        Bond           Growth
                                                                Subaccount      Subaccount      Subaccount
                                                              --------------------------------------------
   Units outstanding at December 31, 1999                         877,675         692,418          846,213
   Units purchased                                                 92,176         152,058          127,850
   Units redeemed and transferred                                   7,350        (228,856)         108,046
                                                              --------------------------------------------
   Units outstanding at December 31, 1999                         977,201         615,620        1,082,109
   Units purchased                                                117,930          57,676          126,872
   Units redeemed and transferred                                 (55,731)       (120,065)         292,256
                                                              --------------------------------------------
   Units outstanding at December 31, 2000                       1,039,400         553,231        1,501,237
                                                              ============================================

                                                   Mid-Cap      Short-Term     Diversified        REIT
                                                    Index        Corporate        Value           Index
                                                 Subaccount     Subaccount      Subaccount     Subaccount
                                                ---------------------------------------------------------
   Units outstanding at January 1, 1999                   -              -              -               -
   Units purchased                                   96,121         51,883         61,422          28,954
   Units redeemed and transferred                   269,717        138,365        164,561          61,883
                                                ---------------------------------------------------------
   Units outstanding at December 31, 1999           365,838        190,248        225,983          90,837
   Units purchased                                  201,794        109,572         85,048          90,804
   Units redeemed and transferred                   413,955         10,038         32,469          81,752
                                                ---------------------------------------------------------
   Units outstanding at December 31, 2000           981,587        309,858        343,500         263,393
                                                =========================================================

                       AUSA Life Insurance Company, Inc.
              Separate Account B - Vanguard Variable Annuity Plan

                   Notes to Financial Statements (continued)



4.   Administrative, Mortality and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the combined net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of Peoples Benefit Life Insurance Company ("PBL"), an affiliate of AUSA. The annual rate is .30% when combined net assets in the Series Fund are $2.5 billion or less, is reduced to .28% when combined net assets in the Series Fund exceed $2.5 billion, and is further reduced to .27% when combined net assets in the Series Fund exceed $5 billion.

An administrative charge of .10% annually is deducted from the unit value of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA based on the net assets of the Series Fund attributable to the Mutual Fund Account and Separate Account IV of PBL. Additionally, an annual maintenance fee of $25 per contract is charged for contracts valued at less than $25,000 at the time of initial purchase and on the last business day of each year. The maintenance fee is deducted proportionately from the contract's accumulated value. These deductions represent reimbursement to Vanguard for the costs expected to be incurred for issuing and maintaining each contract and the Mutual Fund Account.

5.   Taxes

Operations of the Mutual Fund Account form a part of AUSA which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

                     Financial Statements - Statutory Basis

                       AUSA Life Insurance Company, Inc.

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                     Financial Statements - Statutory Basis


                  Years ended December 31, 2000, 1999 and 1998



                                    Contents
Report of Independent Auditors......................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis....................................   3
Statements of Operations - Statutory Basis..........................   5
Statements of Changes in Capital and Surplus - Statutory Basis......   6
Statements of Cash Flow - Statutory Basis...........................   7
Notes to Financial Statements - Statutory Basis.....................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties..  30
Supplementary Insurance Information.................................  31
Reinsurance.........................................................  33

                         Report of Independent Auditors



The Board of Directors
AUSA Life Insurance Company, Inc.


We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                        /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2001

                       AUSA Life Insurance Company, Inc.

                        Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)




                                                                       December 31
                                                                  2000            1999
                                                             ----------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 3,965,483     $ 3,864,509
 Stocks:
  Preferred                                                         6,789           6,789
  Common, at market (cost: $128,329 in 2000 and
  $14 in 1999)                                                    129,090               2
 Mortgage loans on real estate                                    431,456         449,603
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,239 in 1999)                        -          16,865

 Policy loans                                                       3,205           3,276
 Cash and short-term investments                                   43,219          81,390
 Other invested assets                                              9,805          62,759
 Short-term notes receivable from affiliates                      134,200         136,300
                                                             ----------------------------
Total cash and invested assets                                  4,723,247       4,621,493

Receivable from affiliates                                          4,782          17,851
Premiums deferred and uncollected                                   6,439           6,572
Accrued investment income                                          62,225          58,103
Federal income taxes recoverable                                    3,383               -
Other assets                                                        2,909          14,901
Separate account assets                                         6,875,525       6,881,195
                                                             ----------------------------
Total admitted assets                                         $11,678,510     $11,600,115
                                                             ============================

                                                                    December 31
                                                                  2000            1999
                                                              ---------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   160,396     $   138,147
  Annuity                                                         686,560         796,401
  Accident and health                                              16,475          16,432
 Policy and contract claim reserves:
  Life                                                              3,227           5,004
  Accident and health                                               8,122           8,190
 Other policyholders' funds                                     3,276,386       3,145,632
 Remittances and items not allocated                               72,542          44,643
 Asset valuation reserve                                           90,589          82,997
 Interest maintenance reserve                                      10,788          27,244
 Deferred interest on assets purchased                                642             733
 Payable under assumption reinsurance agreement                    27,735          39,118
 Other liabilities                                                 10,816          23,566
 Federal income taxes payable                                           -           4,507
 Separate account liabilities                                   6,863,726       6,874,006
                                                              ---------------------------
 Total liabilities                                              11,228,004      11,206,620

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500           2,500

 Paid-in surplus                                                  319,180         319,180
 Special surplus funds                                              2,169           2,017
 Unassigned surplus                                               126,657          69,798
                                                              ---------------------------
Total capital and surplus                                         450,506         393,495
                                                              ---------------------------
Total liabilities and capital and surplus                     $11,678,510     $11,600,115
                                                              ===========================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                 Year ended December 31
                                                            2000              1999              1998
                                                       ----------------------------------------------
Revenue:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   43,850        $   48,276        $   22,664
  Annuity                                               1,529,202         1,475,991         1,132,120
  Accident and health                                      30,541            29,748            32,869
 Net investment income                                    330,718           325,049           345,660
 Amortization of interest maintenance reserve                 544             4,078             6,116
 Commissions and expense allowances on
  reinsurance ceded                                           453               424               302

 Separate account fee income                               58,734            51,872            43,525
 Other income                                               1,755             5,531                 -
                                                       ----------------------------------------------

                                                        1,995,797         1,940,969         1,583,256
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,059            32,871            32,464
  Surrender benefits                                    1,631,618         1,937,450         1,117,653
  Other benefits                                           25,993            21,747            20,886
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                    22,249            29,016             5,762
   Annuity                                               (109,841)          (71,893)          (42,781)
   Accident and health                                         43                16              (131)
   Other                                                    2,362               778               (67)
  Increase (decrease) in liability for premium
   and other deposit type funds                           128,146          (122,644)           85,461
                                                       -----------------------------------------------
                                                        1,732,629         1,827,341         1,219,247
 Insurance expenses:
  Commissions                                              48,590            50,265            69,009
  General insurance expenses                               58,850            58,034            95,169
  Taxes, licenses and fees                                  1,771             1,836             1,466
  Net transfers to (from) separate accounts                69,726           (79,470)          174,435
  Other                                                       (44)              (16)              978
                                                       ----------------------------------------------
                                                          178,893            30,649           341,057
                                                -----------------------------------------------------
                                                        1,911,522         1,857,990         1,560,304
                                                -----------------------------------------------------
 Gain from operations before federal income tax
   expense and net realized capital gains on
   investments                                             84,275            82,979            22,952

Federal income tax expense                                 20,713             7,976             4,021
                                                -----------------------------------------------------

Gain from operations before net realized
 capital gains on investments                              63,562            75,003            18,931

Net realized capital gains on investments (net
 of related federal income taxes and amounts
 transferred to interest maintenance reserve)               1,023            11,471             3,770
                                                -----------------------------------------------------
Net income                                             $   64,585        $   86,474        $   22,701
                                                =====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                      Statements of Changes in Capital and
                           Surplus - Statutory Basis
                             (Dollars in thousands)



                                                                             Special       Unassigned           Total
                                                    Common     Paid-in       Surplus        Surplus          Capital and
                                                    Stock      Surplus        Funds        (Deficit)           Surplus
                                                   ---------------------------------------------------------------------
Balance at January 1, 1998                         $2,500      $319,180       $1,607        $(22,979)         $300,308
 Net income                                             -             -          220          22,481            22,701
 Change in net unrealized capital gains
  (losses)                                              -             -            -           4,439             4,439
 Change in non-admitted assets                          -             -            -            (291)             (291)
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -              18                18
 Change in asset valuation reserve                      -             -            -         (16,753)          (16,753)
 Net change in separate account surplus                 -             -            -             824               824
 Dividend to stockholder                                -             -            -          (8,000)           (8,000)
                                                   ---------------------------------------------------------------------
Balance at December 31, 1998                        2,500       319,180        1,827         (20,261)          303,246
 Net income                                             -             -          190          86,284            86,474
 Change in net unrealized capital gains
  (losses)                                              -             -            -          (2,666)           (2,666)
 Change in non-admitted assets                          -             -            -           8,957             8,957
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -            (394)             (394)
 Change in asset valuation reserve                      -             -            -           1,080             1,080
 Net change in separate account surplus                 -             -            -          (3,202)           (3,202)
                                                   ---------------------------------------------------------------------
Balance at December 31, 1999                        2,500       319,180        2,017          69,798           393,495
 Net income                                             -             -          152          64,433            64,585
 Change in net unrealized capital gains
  (losses)                                              -             -            -            (540)             (540)
 Change in non-admitted assets                          -             -            -             683               683
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -             383               383
 Change in asset valuation reserve                      -             -            -          (7,592)           (7,592)
 Net change in separate account surplus                 -             -            -            (508)             (508)
Balance at December 31, 2000                       $2,500      $319,180       $2,169        $126,657          $450,506
                                                   ===================================================================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)



                                                                               Year ended December 31
                                                                        2000               1999               1998
                                                                   --------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance               $ 1,605,067        $ 1,569,443        $ 1,191,035
Net investment income                                                   318,749            343,327            353,054
Life and accident and health claims                                     (33,955)           (34,919)           (33,979)
Surrender benefits and other fund withdrawals                        (1,631,618)        (1,937,450)        (1,117,653)
Other benefits to policyholders                                         (25,942)           (21,733)           (20,876)
Commissions, other expenses and other taxes                            (125,571)          (125,507)          (169,784)
Net transfers (to) from separate account                                (13,323)           131,083           (130,976)
Federal income taxes paid                                               (28,602)            (2,942)            (5,558)
Other, net                                                               79,621            (26,319)            (3,806)
                                                                   --------------------------------------------------
Net cash provided by (used in) operating activities                     144,426           (105,017)            61,457

Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                           1,602,375          1,843,152          1,381,784
 Common stocks                                                                -             55,050                164
 Mortgage loans on real estate                                           76,779            144,620            138,723
 Real estate                                                             19,110             46,449             22,067
 Other                                                                   31,740              3,847                (21)
                                                                   --------------------------------------------------
                                                                      1,730,004          2,093,118          1,542,717
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,729,272)        (1,588,268)        (1,554,838)
 Common stocks                                                         (128,316)           (55,050)                 -
 Mortgage loans on real estate                                          (56,253)          (178,473)           (51,862)
 Real estate                                                               (703)           (27,721)              (561)
 Policy loans                                                                71                (95)              (135)
 Other                                                                     (228)             7,731              5,756
                                                                   --------------------------------------------------
                                                                     (1,914,701)        (1,841,876)        (1,601,640)
                                                                   --------------------------------------------------
Net cash provided by (used in) investing activities                    (184,697)           251,242            (58,923)

Financing activities
Receipt (issuance) of intercompany notes, net                             2,100           (125,900)            (1,600)
Dividends to stockholders                                                     -                  -             (8,000)
Net cash provided by (used in) financing activities                       2,100           (125,900)            (9,600)
                                                                   --------------------------------------------------
Increase (decrease) in cash and short-term investments                  (38,171)            20,325             (7,066)

Cash and short-term investments at beginning of year                     81,390             61,065             68,131
                                                                   --------------------------------------------------
Cash and short-term investments at end of year                      $    43,219        $    81,390        $    61,065
                                                                   ==================================================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. This merger was accounted for as a statutory merger, which is similar to the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities and group life coverages. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return, (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (f) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (g) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (h) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (i) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (j) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (k) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed;
(l) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employees provide service; (m) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; and (n) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations. The effects of these variances have not been determined by the Company, but are presumed to be material.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of New York has adopted the provisions of the revised manual with certain exceptions where there is a conflict with New York Insurance Law. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $718, $261 and $216, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

Recognition of Premium Revenues and Costs

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Managing General agents

For the year ended December 31, 2000, the Company had $44,100 of direct premiums written by managing general agents.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

 Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                      December 31
                                                    2000                                  1999
                                      ----------------------------------    ----------------------------------
                                        Carrying Amount    Fair Value          Carrying Amount   Fair Value
                                      ----------------------------------    ----------------------------------
 Admitted assets
 Cash and short-term investments             $   43,219       $   43,219           $   81,390       $   81,390
 Bonds                                        3,965,483        3,964,478            3,864,509        3,767,465
 Preferred stock                                  6,789            6,392                6,789            6,579
 Common stock                                   129,090          129,090                    2                2
 Mortgage loans on real estate                  431,456          445,913              449,603          439,799
 Other invested assets - interest
  rate swap                                          60            4,542                    -             (174)

 Policy loans                                     3,205            3,205                3,276            3,276
 Short-term notes receivable from
  affiliates                                    134,200          134,200              136,300          136,300

 Separate account assets                      6,875,525        6,879,791            6,881,195        6,866,675

 Liabilities
 Investment contract liabilities              3,961,798        3,879,546            3,940,657        3,841,080
 Separate account annuities                   6,809,171        6,787,863            6,798,987        6,753,227


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross           Gross          Estimated
                                                   Carrying       Unrealized      Unrealized         Fair
                                                    Amount          Gains           Losses           Value
                                                   ----------------------------------------------------------
December 31, 2000
Bonds:
  United States Government and agencies            $   53,976         $ 1,366         $   274      $   55,068
  State, municipal and other government                98,723           2,014             937          99,800
  Public utilities                                    372,580           7,667           5,711         374,536
  Industrial and miscellaneous                      2,121,814          33,703          50,617       2,104,900
  Mortgage-backed and asset-backed securities       1,318,390          25,584          13,800       1,330,174
                                                   ----------------------------------------------------------
                                                    3,965,483          70,334          71,339       3,964,478
 Preferred stocks                                       6,789               -             397           6,392
                                                   ----------------------------------------------------------
                                                   $3,972,272         $70,334         $71,736      $3,970,870
                                                   ==========================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

                                                                   Gross           Gross         Estimated
                                                  Carrying       Unrealized      Unrealized        Fair
                                                   Amount          Gains           Losses          Value
                                                  -----------------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies            $   59,439         $    85        $  2,589      $   56,935
  State, municipal and other government                74,897             454           1,410          73,941
  Public utilities                                    281,024             693           9,538         272,179
  Industrial and miscellaneous                      2,190,297          10,886          69,634       2,131,549
  Mortgage-backed and asset-backed securities
                                                    1,258,852           4,816          30,807       1,232,861
                                                  -----------------------------------------------------------
                                                    3,864,509          16,934         113,978       3,767,465
 Preferred stocks                                       6,789               8             218           6,579
                                                  -----------------------------------------------------------
                                                   $3,871,298         $16,942        $114,196      $3,774,044
                                                  ===========================================================

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Carrying       Estimated
                                                              Amount        Fair Value
                                                             ---------------------------
 Due in one year or less                                      $  283,533      $  283,802
 Due after one year through five years                         1,593,393       1,586,274
 Due after five years through ten years                          526,317         520,543
 Due after ten years                                             243,850         243,685
                                                             ---------------------------
                                                               2,647,093       2,634,304
 Mortgage-backed and asset-backed securities                   1,318,390       1,330,174
                                                             ---------------------------
                                                              $3,965,483      $3,964,478
                                                             ===========================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

A detail of net investment income is presented below:

                                                            Year ended December 31
                                                     2000            1999             1998
                                                  ------------------------------------------
 Interest on bonds and notes                       $291,370        $290,534         $290,967
 Mortgage loans                                      35,501          34,863           46,027
 Real estate                                            709           7,176           12,741
 Dividends on equity investments                          -               -              254
 Interest on policy loans                               189              49              317
 Derivative instruments                                 550          (2,600)          (3,265)
 Other investment income                             11,268           9,139            9,568
                                                  ------------------------------------------

 Gross investment income                            339,587         339,161          356,609

 Less investment expenses                             8,869          14,112           10,949
                                                  ------------------------------------------
 Net investment income                             $330,718        $325,049         $345,660
                                                  ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          Year ended December 31
                                                     2000             1999             1998
                                                 --------------------------------------------

 Proceeds                                        $1,602,375       $1,843,152       $1,381,784
                                                 ============================================
 Gross realized gains                            $    6,526       $   11,207       $   19,871
 Gross realized losses                              (28,546)         (22,545)          (5,974)
                                                 --------------------------------------------
 Net realized gains (losses)                     $  (22,020)      $  (11,338)      $   13,897
                                                 ============================================

At December 31, 2000, investments with an aggregate carrying amount of $2,842 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                 Realized
                                                  --------------------------------------------
                                                          Year ended December 31
                                                     2000             1999              1998
                                                  --------------------------------------------
 Debt securities                                  $(22,020)        $(11,338)         $ 13,897
 Common stock                                            -                -                60
 Preferred stock                                         -                -               170
 Short-term investments                                  -              373               (41)
 Mortgage loans on real estate                         209            1,161               325
 Real estate                                         1,690            2,463             3,967
 Other invested assets                                 (81)           9,407             2,859
                                                  --------------------------------------------
                                                   (20,202)           2,066            21,237
 Federal income tax effect                           5,313            3,474                20
 Transfer (to) from interest maintenance
  reserve                                           15,912            5,931           (17,487)
                                                  --------------------------------------------
 Total realized gains                             $  1,023         $ 11,471          $  3,770
                                                  ============================================

                                                               Changes in Unrealized
                                                   ------------------------------------------
                                                             Year ended December 31
                                                    2000             1999             1998
                                                   ------------------------------------------
 Debt securities                                   $(1,302)         $(2,065)          $    -
 Common stock                                          773                -              (39)
 Mortgage loans                                        (11)            (560)               -
 Real estate                                             -                -            4,252
 Other invested assets                                   -                -              185
 Derivative instruments                                  -              (41)              41
                                                   ------------------------------------------
 Change in unrealized                              $  (540)         $(2,666)          $4,439
                                                   ==========================================

Gross unrealized gains (losses) in common stocks were as follows:

                                                                           Unrealized
                                                                   ------------------------
                                                                           December 31
                                                                      2000            1999
                                                                   ------------------------
 Unrealized gains                                                  $ 3,632           $   -
 Unrealized losses                                                  (2,871)            (12)
                                                                   ------------------------
 Net unrealized gains (losses)                                     $   761           $ (12)
                                                                   ========================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

3. Investments (continued)

During 2000, the Company issued mortgage loans with interest rates ranging from 8% to 9.5%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 80%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2000, the Company had mortgage loans with a carrying value of $1,683 with interest more than one year overdue. Total interest overdue on the loans was $21.

During 2000, 1999 and 1998, there were $0, $17,959 and $2,796, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $34,607 and $36,273, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

              Geographic Distribution                             Property Type Distribution
--------------------------------------------------     ---------------------------------------------
                                   December 31                                       December 31
                                    2000       1999                                  2000       1999
                                    ---------------                                  ----------------
South Atlantic                       31%        26%      Office                        35%        37%
Pacific                              15         10       Retail                        21         23
E. North Central                     12         15       Industrial                    20         20
Mid-Atlantic                         12         13       Medical                       10          -
Mountain                             11         14       Agricultural                   8          8
W. South Central                     10         12       Apartment                      5          6
New England                           3          4       Other                          1          6
W. North Central                      3          4
E. South Central                      3          2

At December 31, 2000, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                   ----------------------
                                                                     2000          1999
                                                                   ----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                    $212,188      $103,700
   Receive floating- pay fixed                                       55,000        10,000


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                    2000             1999             1998
                                                 --------------------------------------------
 Direct premiums                                 $1,601,477       $1,548,392       $1,183,777
 Reinsurance assumed                                  4,504            8,301            6,415
 Reinsurance ceded                                   (2,388)          (2,678)          (2,539)
                                                 --------------------------------------------
 Net premiums earned                             $1,603,593       $1,554,015       $1,187,653
                                                 ============================================

The Company received reinsurance recoveries in the amounts of $2,900, $2,983 and $2,493 during 2000, 1999 and 1998, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $91,388 and $118,070, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance (continued)

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 2000 and 1999, the Company owed MONY $27,735 and $39,118, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains on investments for the following reasons:

                                                        2000            1999            1998
                                                      ---------------------------------------
 Computed tax at federal statutory rate (35%)         $29,496        $ 29,043         $ 8,033
 Tax reserve valuation                                   (189)           (794)           (758)
 Excess tax depreciation                                   25             (11)             35
 Deferred acquisition costs - tax basis                   554             864             355
 Prior year under (over) accrual                       (1,707)           (609)            217
 Dividend received deduction                           (3,294)         (3,152)         (2,313)
 Bond discount amortization                            (2,688)         (2,110)           (743)
 Net operating loss carryforward                            -         (11,389)              -
 Other, net                                            (1,484)         (3,866)           (805)
                                                      ---------------------------------------
 Federal income tax expense                           $20,713        $  7,976         $ 4,021
                                                      =======================================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company utilized a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded. An examination of 1996 and 1997 is currently in process.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                                 December 31
                                                                   2000                              1999
                                                     ------------------------------       ---------------------------
                                                                       Percent of                           Percent
                                                         Amount           Total               Amount        of Total
                                                     ------------------------------       ---------------------------
Subject to discretionary withdrawal with
  market value adjustment                            $ 1,001,674              9%          $   924,075           8%

 Subject to discretionary withdrawal at book
  value less surrender charge                          1,021,799             10               998,443           9

 Subject to discretionary withdrawal at
  market value                                         4,248,191             39             4,418,345          41

 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)
                                                       2,166,625             20             2,395,732          22

 Not subject to discretionary withdrawal               2,427,496             22             2,121,526          20
                                                     ------------------------------       ---------------------------
                                                      10,865,785            100%           10,858,121         100%
                                                                         ==========                         =========
 Less reinsurance ceded                                   90,006                              117,178
                                                     -----------                          -----------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,775,779                          $10,740,943
                                                     ===========                          ===========

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2000, 1999 and 1998 is as follows:

                                              Guaranteed       Non-guaranteed
                                               Separate          Separate
                                                Account          Account            Total
                                              ----------       --------------    -----------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 2000                           $  107,736          $  946,851      $1,054,587
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,128,266          $4,123,157     $6,251,423
  Amortized cost                                 561,167                   -        561,167
                                              ---------------------------------------------
 Total                                        $2,689,433          $4,123,157     $6,812,590
                                              =============================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                           $  205,834          $1,002,770     $1,208,604
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $1,925,973          $4,310,332     $6,236,305
  Amortized cost                                 562,682                   -        562,682
                                              ---------------------------------------------
Total                                         $2,488,655          $4,310,332     $6,798,987
                                              =============================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                           $   84,150          $  767,676     $  851,826
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,350,983          $3,461,715     $5,812,698
  Amortized cost                                 595,738                   -        595,738
                                              ---------------------------------------------
 Total                                        $2,946,721          $3,461,715     $6,408,436
                                              =============================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                               Guaranteed      Non-guaranteed
                                                Separate         Separate
                                                Account           Account          Total
                                               ------------------------------------------
December 31, 2000
 Subject to discretionary withdrawal
  with market value adjustment                 $  351,352      $        -      $  351,352

 Subject to discretionary withdrawal at
  book value less surrender charge                209,815               -         209,815

 Subject to discretionary withdrawal at
  market value                                    128,454       4,123,157       4,251,611

 Not subject to discretionary withdrawal        1,999,812               -       1,999,812
                                               ------------------------------------------
                                               $2,689,433      $4,123,157      $6,812,590
                                               ==========================================
 December 31, 1999
 Subject to discretionary withdrawal
  with market value adjustment                 $  335,351      $        -      $  335,351

 Subject to discretionary withdrawal at
  book value less surrender charge                227,331               -         227,331

 Subject to discretionary withdrawal at
  market value                                    108,013       4,310,332       4,418,345

 Not subject to discretionary withdrawal        1,817,960               -       1,817,960
                                               ------------------------------------------
                                               $2,488,655      $4,310,332      $6,798,987
                                               ==========================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                           Year ended December 31
                                                                   2000               1999                1998
                                                               -------------------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts annual statement:
  Transfers to separate accounts                               $1,046,503        $ 1,207,636           $ 851,826
  Transfers from separate accounts                               (978,630)        (1,290,346)           (679,796)
                                                               -------------------------------------------------
 Net transfers to (from) separate accounts                         67,873            (82,710)            172,030

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                              1,853              3,240               1,317

  Assumption of liabilities via merger of FPLH                          -                  -               1,088
                                                               -------------------------------------------------
 Net adjustments                                                    1,853              3,240               2,405
                                                               -------------------------------------------------
 Net transfers as reported in the summary of operations
  of the life, accident and health annual statement            $   69,726        $   (79,470)          $ 174,435
                                                               =================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                          Gross          Loading      Net
                                                          --------------------------------
December 31, 2000
Life and annuity:
  Ordinary direct first year business                     $  514         $  375     $  139
  Ordinary direct renewal business                         6,266          1,037      5,229
  Group life direct business                                 891            362        529
  Credit life                                                 84              -         84
  Reinsurance ceded                                          (15)             -        (15)
                                                          --------------------------------
                                                           7,740          1,774      5,966
 Accident and health:
  Direct                                                     534              -        534
  Reinsurance ceded                                          (61)             -        (61)
                                                          --------------------------------
 Total accident and health                                   473              -        473
                                                          --------------------------------
                                                          $8,213         $1,774     $6,439
                                                          ================================
 December 31, 1999
 Life and annuity:
  Ordinary direct first year business                     $  400         $  276     $  124
  Ordinary direct renewal business                         6,454          1,080      5,374
  Group life direct business                               1,030            427        603
  Credit life                                                 42              -         42
  Reinsurance ceded                                          (15)             -        (15)
                                                          --------------------------------
                                                           7,911          1,783      6,128
 Accident and health:
  Direct                                                     484              -        484
  Reinsurance ceded                                          (40)             -        (40)
                                                          --------------------------------
 Total accident and health                                   444              -        444
                                                          --------------------------------
                                                          $8,355         $1,783     $6,572
                                                          ================================

At December 31, 2000 and 1999, the Company had insurance in force aggregating $387,310 and $425,151, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,175 and $1,250 to cover these deficiencies at December 31, 2000 and 1999, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities is $63,562.

The Company paid dividends to its parent of $8,000 in 1998.


8. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $95,382.


9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2000, 1999 and 1998 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



9. Retirement and Compensation Plans (continued)

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $8, $10 and $9 of expense for the years ended December 31, 2000, 1999 and 1998, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2000, 1999 and 1998.


10. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $6,095, $6,940 and $5,650, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $510, $485 and $232, respectively, to affiliates.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



11. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $233,347 and $186,478 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $48, $46 and $126 for the years ended December 31, 2000, 1999 and 1998, respectively.

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                               December 31, 2000



SCHEDULE I

                                                                                  Amount at
                                                                                Which Shown in
                                                                                     the
Type of Investment                           Cost (1)          Fair Value       Balance Sheet
----------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
 United States Government and
  government agencies and authorities        $   72,857        $   73,547       $   72,857

 States, municipalities and political
  subdivisions                                  426,091           434,496          426,091

 Foreign governments                             70,134            70,483           70,134
 Public utilities                               372,580           372,484          372,580
 All other corporate bonds                    3,023,821         3,013,468        3,023,821
Preferred stock                                   6,789             6,392            6,789
                                             ---------------------------------------------

Total fixed maturities                        3,972,272         3,970,870        3,972,272

Equity securities
Common stocks:
 Industrial, miscellaneous and all
  other                                         128,329           129,090          129,090
                                             ---------------------------------------------

Total equity securities                         128,329           129,090          129,090

Mortgage loans on real estate                   431,456                            431,456
Policy loans                                      3,205                              3,205
Other invested assets                             9,805                              9,805
Short-term notes receivable from
 affiliates                                     134,200                            134,200

Cash and short-term investments                  43,219                             43,219
                                             ----------                         ----------
Total investments                            $4,722,486                         $4,723,247
                                             ==========                         ==========


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                             (Dollars in thousands)



SCHEDULE III

                                                            Future Policy
                                                             Benefits and      Unearned
                                                               Expenses        Premiums
                                                           ----------------------------
Year ended December 31, 2000
Individual life                                               $157,018         $      -
Individual health                                               10,295            3,540
Group life and health                                            5,090              928
Annuity                                                        686,560                -
                                                              -------------------------
                                                              $858,963           $4,468
                                                              =========================


Year ended December 31, 1999
Individual life                                               $134,505      $        -
Individual health                                               10,504           3,245
Group life and health                                            5,574             751
Annuity                                                        796,401               -
                                                              ------------------------
                                                              $946,984          $3,996
                                                              ========================


Year ended December 31, 1998
Individual life                                               $105,179      $        -
Individual health                                               10,548           3,221
Group life and health                                            5,880             719
Annuity                                                        868,295               -
                                                              ------------------------
                                                              $989,902          $3,940
                                                              ========================



* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                                                       Benefits,
    Policy and                           Net         Claims Losses        Other
 Contract              Premium        Investment     and Settlement     Operating
 Liabilities           Revenue         Income*          Expenses         Expenses
------------------------------------------------------------------------------------
$  2,760                $   40,543        $ 18,001        $   30,331        $  7,926
   4,179                    17,032           1,378            10,534           5,268
   4,405                    16,818             796            12,352           4,241
       5                 1,529,200         310,543         1,679,412          91,732
------------------------------------------------------------------------------------
$ 11,349                $1,603,593        $330,718        $1,732,629        $109,167
====================================================================================



$  4,137                $   44,556        $ 18,835        $   42,058        $  4,616
   4,721                    18,313           1,178            10,135           5,444
   4,331                    15,155             631            10,921           3,732
       5                 1,475,991         304,405         1,764,227          96,327
------------------------------------------------------------------------------------
$ 13,194                $1,554,015        $325,049        $1,827,341        $110,119
====================================================================================


$  3,836                $   17,867        $  7,545        $   15,828        $  5,769
   7,402                    23,051           2,050            14,223           6,399
   3,981                    14,615           1,018             9,255           4,513
      10                 1,132,120         335,047         1,179,941         149,069
------------------------------------------------------------------------------------
$ 15,229                $1,187,653        $345,660        $1,219,247        $165,750
====================================================================================

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                                              Assumed                        Percentage of
                                      Gross              Ceded to Other      From Other                    Amount Assumed to
                                      Amount              Companies          Companies     Net Amount            Net
                                      ---------------------------------------------------------------------------------------
Year ended December 31, 2000
Life insurance in force               $2,445,468            $68,370           $314,257      $2,691,355            11.7%
                                      =======================================================================================


Premiums:
 Individual life                      $   38,889            $   613           $  2,267      $   40,543             5.6%
 Individual health                        16,675                209                566          17,032             3.3
 Group life and health                    17,827              1,039                 30          16,818             0.2
 Annuity                               1,528,086                527              1,641       1,529,200             0.1
                                      ---------------------------------------------------------------------------------------
                                      $1,601,477            $ 2,388           $  4,504      $1,603,593             0.3%
                                      =======================================================================================


Year ended December 31, 1999
Life insurance in force               $1,961,414            $46,900           $356,083      $2,270,597            15.7%
                                      =======================================================================================


Premiums:
 Individual life                      $   42,163            $   565           $  2,958      $   44,556             6.6%
 Individual health                        17,912                182                583          18,313             3.2
 Group life and health                    16,176                882               (139)         15,155            (0.9)
 Annuity                               1,472,141              1,049              4,899       1,475,991             0.3
                                      ---------------------------------------------------------------------------------------
                                      $1,548,392            $ 2,678           $  8,301      $1,554,015             0.5%
                                      =======================================================================================

Year ended December 31, 1998
Life insurance in force               $1,960,980            $23,815           $405,666      $2,342,831            17.3%
                                      =======================================================================================


Premiums:
 Individual life                      $   16,689            $   350           $  1,528      $   17,867             8.6%
 Individual health                        22,387                  -                664          23,051             2.9
 Group life and health                    15,247                796                164          14,615             1.1
 Annuity                               1,129,454              1,393              4,059       1,132,120             0.4
                                      ---------------------------------------------------------------------------------------
                                      $1,183,777            $ 2,539           $  6,415      $1,187,653             0.5%
                                      =======================================================================================

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS

  Part A None

  Part B Financial Statements of Subaccounts of AUSA Life Insurance Company, Inc. Separate Account B (formerly First Providian Life and Health Insurance Company Separate Account B) which are available for investment by Vanguard Variable Annuity Plan Contract Owners as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 with Report of Independent Auditors.

  Statutory-basis financial statements of AUSA Life Insurance Company, Inc. as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 with Report of Independent Auditors.

  Part C None

  (B) EXHIBITS
  (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian") authorizing establishment of the Separate Account./3/
  (2)  Not Applicable.
  (3)  Not Applicable.
  (4)  Form of variable annuity contract/6/
  (5)  Form of enrollment form/6/
  (6)  (a) Articles of Incorporation of AUSA Life Insurance Company, Inc./4/
       (b) By-Laws of AUSA Life Insurance Company, Inc./4/
  (7)  Not applicable.
  (8)  (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/
       (b) Administration Services Agreement/5/
  (9)  (a) Opinion and Consent of Counsel/7/
       (b) Consent of Counsel/7/
  (10) Consent of Independent Auditors/7/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.
  (13) Performance computation/2/
  (14) (a) None.
       (b) Not applicable.
--------
/1/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of National Home Life Assurance Company Separate Account IV, File No. 33-36073.
/2/Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account B, File No. 33-39946.
/3/Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of First Providian Life & Health Insurance Company Sepa-rate Account C, File No. 33-94204.
/4/Incorporated by reference from Initial Registration Statement on Form N-4 of
   AUSA Life Insurance Company, Inc.-- AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).
/5/Incorporated by reference from Post-Effective Amendment No. 10 to the Regis-tration Statement on Form N-4 of First Providian Life & Health Insurance Company, File No. 33-39946, filed on April 30, 1998.

/6/ Incorporated by reference from Initial Registration Statement on Form N-4 of
    AUSA Life Insureance Company Separate Account B, File No. 333-65151 (as filed on October 1, 1998).
/7/ Filed herwith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

Director, President and Chairman of the Board... Tom A. Schlossberg
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Director........................................ Wiliam Brown Jr.
                                                 Brownstone Managements
                                                 14 Windward Ave.
                                                 White Plains, NY 10605

Director and Vice President..................... William L. Busler
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Vice President and Chief Financial Officer...... Patrick S. Baird
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Secretary....................................... Craig D. Vermie
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director and Chief Actuary...................... Colette B. Vargas
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Treasurer....................................... Brenda K. Clancy
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director........................................ Jack R. Dykhouse
                                                 Brown Trail, Suite 302
                                                 Bedford, TX 76021

Director........................................ Steven E. Frushtick
                                                 500 Fifth Avenue
                                                 New York, NY 10110

Director........................................ Carl Thor Hanson
                                                 900 Birdseye Road
                                                 P.O. Box 112
                                                 Orient, NY 11957-0112

Director and Vice President..................... Robert S. Rubinstein
                                                 4 Manhattanville Rd.
                                                 Purchase, NY 10577

Director........................................ Peter P. Post
                                                 415 Madison Avenue
                                                 New York, NY 10017

Director........................................ Cor H. Verhagen
                                                 51 JFK Parkway
                                                 Short Hills, NJ 07078

Director........................................ E. Kirby Warren
                                                 725 Uris Hall
                                                 116th Street & Broadway
                                                 New York, NY 10027

Director and Vice President..................... Eric B. Goodman
                                                 400 West Market Street
                                                 Louisville, KY 40202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

  The Depositor, AUSA Life Insurance Company, Inc. ("AUSA Life"), is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of AUSA Life.

  The following chart indicates the persons controlled by or under common control with AUSA Life.

                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates


First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
 Company                                            Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America

                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                    hold the equity
                                                                                    interest of other
                                                                                    entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
 Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements


AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
 Co.                                                First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor


ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio


ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.


ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.


ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.


ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.


                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                    Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.


AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
 Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
 Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
 Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
 Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
 Inc.                                              Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator


National Association            Maryland           100% Monumental General         Provides actuarial
 Management and Consultant                         Administrators, Inc.            consulting services
 Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
 Marketing, Inc.                                   Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
 Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
 L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
 Services, Inc.                                                                   advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
 Group, Inc.                                                                      management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor


Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
 Securities Corp.                                Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
 Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment


AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company


QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
 Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
 Inc.                                            Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
 Trust                                           13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
 Corporation ("CGC")                             Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


                                Jurisdiction of          Percent of Voting
Name                             Incorporation           Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------

Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
 Assignment Corporation                                                           structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
 Inc.                                                                             investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to
                                                                                  insurance  companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services


Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
 Corporation                                     Agency, Inc.                     subsidiary


Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
 Inc.                                            Agency, Inc.                     subsidiary


Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary


Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor


Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs


Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
 Inc.                                            Agency, Inc.                     subsidiary


Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



                                Jurisdiction of       Percent of Voting
Name                             Incorporation        Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------

Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary


JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
 ("TAC")                                                                          insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
 Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
 Ltd.                                                                             Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
 Corp.                                                                            and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
 (Oregon)                                                                         Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company


                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------
Trans Ocean Ltd.                Delaware        100% TA Leasing Holding Co.       Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal lesing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
 Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
 Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limites        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  --------------   -----------------------------  ---------------------
Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
 Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
 Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing


Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
 I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
 II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
 III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
 AB

Transamerica Trailer Leasing    Swetzerland      100% TLHI                        Leasing
 AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
 A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
 GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
 (Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
 Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
 Finance Corporation, I
 ("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
 Financial Services                                                               equipment leases and
 Corporation                                                                      loans

                                Jurisdiction of          Percent of Voting
Name                             Incorporation           Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------

Ammest Development Corp. Inc.       Kansas       100% Academy Insurance           Special-purpose
                                                  Group, Inc.                     subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary


Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary


Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services


Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services


Capital General Development     Delaware         100% CGC                         Holding company
 Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
 Finance Corporation ("TIFC")                                                     financing

Transamerica Insurance          California       100% TIFC                        Iinsurance premium
 Finance Corporation,
 California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
 Finance Corporation, Canada                                                      financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
 Corporation ("TBCC")                                                             equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
 Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
 Business Capital Holdings,
 Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
 Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
 Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
 Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
 Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
 Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
 Finance Corporation -
 Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
 Corporation                                                                      foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
 Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
 Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
 Fincieringsmaatschappij B.V.                                                     Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Transamerica Commercial         Ontario         100% BWAC Seventeen, Inc.         Dormant
 Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
 Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
 Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
 Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
 Limited                                                                          brokerage

Whirlpool Financial                              100% TCFL                        Inactive - commercial
 Corporation Polska Spozoo                                                        finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
 Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
 Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
 Services Corporation                                                             financing
 ("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
 Holding Company ("TCFHC")                                                        holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
 Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only


Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
 Service Corporation                                                              leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
 Finance Corporation de                                                           Mexican subsidiaries
 Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
 C.V.                                                                             Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
 Services De Mexico
 S. de R.L. de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
 Finance Factorje S.A. de C.V.

Transamerica Distribution
 Finance Insurance Services,    Illinois         100% TCFC                        Finance company
 Inc.


Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
 Certification, Inc.                                                              certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
 LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Transamerica Insurance          Iowa             100% TIHI                        Holding company
 Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
 Corp.                                                                            required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
 Resources, Inc.                                                                  securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
 Agency of Texas                                                                  securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
 Resources Agency of Alabama,                                                     broker
 Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
 Resources Ins. Agency of                                                         broker
 Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
 Insurance Services, Inc.                                                         administering foreign
 ("TIISI")                                                                        operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
 Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
 and Annuity Company
 ("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
 Company of Canada                                                                insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
 Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
 Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
 Inc.                                                                             administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
 ("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
 Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsursnce
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
 Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
 Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
 Service, Inc.                                                                    reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
 Inc. ("TRS")                                                                     investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
 Housing, Inc.                                                                    Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
 Corporation                                                                      retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
 Properties, Inc. ("TSPI")                                                        properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
 Inc.                                                                             properties


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Bankers Mortgage Company of CA            California                100% Transamerica Realty Srv.   Holds bank account and owns
                                                                                                    certain residual investments in
                                                                                                    certain French real estate
                                                                                                    projects which are managed
                                                                                                    special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens.

Pyramid Investment Corporation            Delaware                  100% Transamerica Realty Srv.   Owns office buildings in San
                                                                                                    Francisco and other properties

The Gilwell Company                       California                100% Transamerica Realty Srv.   Ground lessee of 517
                                                                                                    Washington Street,
                                                                                                    San Francisco

Transamerica Affordable Housing, Inc.     California                100% Transamerica Realty Srv.   Owns general partnership
                                                                                                    interests in low-income
                                                                                                    housing tax credit
                                                                                                    partnerships

Transamerica Minerals Company             California                100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                                    gas properties

Transamerica Oakmont Corporation          California                100% Transamerica Realty Srv.   General partner in
                                                                                                    Transamerica/Oakmont
                                                                                                    Retirement Associates

Transamerica Senior Properties, Inc.      Delaware                  100% TICC                       Owns congregate care and
                                                                                                    assisted living retirement
                                                                                                    Properties

Transamerica Senior Living, Inc.          Delaware                  100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                                    assisted living retirement
                                                                                                    properties.

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of April 1, 2001 there were 1,006 contract owners.

ITEM 28. INDEMNIFICATION

 The New York Code (Section 721 et seq.) provides for permissive indemnifica-tion in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies pro-cedures for determining when indemnification payments can be made.

 Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, offi-cers, and controlling persons of the Depositor pursuant to the foregoing pro-visions, or otherwise, the Depositor has been advised that, in the opinion of the securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, offi-cer, or controlling person in connection with the securities being regis-tered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudi-cation of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri, The Vanguard Group, Inc., Valley Forge, Pennsylvania and AUSA Life In-surance Company, Inc., New York, New York.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

 (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the au-dited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

 (b) Registrant undertakes that it will include either (i) a postcard or simi-lar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.

 (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the ex-penses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.

SECTION 403(B) REPRESENTATIONS

  AUSA Life represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), re-garding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 27th day of April, 2001.

                                   AUSA LIFE INSURANCE COMPANY, INC.
                                      SEPARATE ACCOUNT C
                                   Registrant


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                   Depositor

                                        Tom A. Schlossberg
                                   -------------------------
                                   Tom A. Schlossberg
                                   President


                                   By: /s/ Brenda D. Sneed
                                   --------------------------------
                                   Brenda D. Sneed
                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                                  Title                    Date

William Brown, Jr.                          Director                 April 27, 2001
-----------------------------------
William Brown, Jr.

William L. Busler                           Director                 April 27, 2001
-----------------------------------
William L. Busler

Jack R. Dykhouse                            Director                 April 27, 2001
-----------------------------------
Jack R. Dykhouse

Steven E. Frushtick                         Director                 April 27, 2001
-----------------------------------
Steven E. Frushtick

Carl T. Hanson                              Director                 April 27, 2001
-----------------------------------
Carl T. Hanson

Colette Vargas                              Director                 April 27, 2001
-----------------------------------
Colette Vargas

Peter P. Post                               Director                 April 27, 2001
-----------------------------------
Peter P. Post

Tom A. Schlossberg                          Director (Principal      April 27, 2001
-----------------------------------         Executive Officer)
Tom A. Schlossberg

Cor H. Verhagen                             Director                 April 27, 2001
-----------------------------------
Cor H. Verhagen

E. Kirby Warren                             Director                 April 27, 2001
-----------------------------------
E. Kirby Warren

Brenda K. Clancy                            Treasurer (Chief         April 27, 2001
-----------------------------------         Accounting Officer
Brenda K. Clancy

By: /s/ Brenda D. Sneed
-----------------------------------
Brenda D. Sneed
Attorney-In-Fact

                              SEPARATE ACCOUNT B
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT



                               INDEX TO EXHIBITS





EXHIBIT 9(a)         OPINION AND CONSENT OF COUNSEL

EXHIBIT 9(b)         CONSENT OF COUNSEL

EXHIBIT 10           CONSENT OF INDEPENDENT AUDITORS